     Registration No. 333-104218 and 811-21328
As filed with the Securities and Exchange Commission on February 27, 2009

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                      [X]

          Pre-Effective Amendment No.

                                                                            Post-Effective Amendment No. 15                                                                                                                                  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 17                                                                                                                                                             [X]

(Check appropriate box or boxes)

SMA RELATIONSHIP TRUST

     (Exact Name of Registrant as Specified in Charter)
One North Wacker Drive, Chicago, Illinois 60606
(Address of Principal Executive Offices) (Zip Code)

(212) 882-5000 (Registrant's Telephone Number, including Area Code)

Mark F. Kemper, Esq.

     UBS Global Asset Management (Americas) Inc.,
One North Wacker Drive, Chicago, Illinois 60606

(Name and Address of Agent for Service of Process)

With Copies to:

Bruce G. Leto, Esq.

Stradley, Ronon, Stevens & Young, LLP 2600
One Commerce Square
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[_]   immediately upon filing pursuant to paragraph (b) of Rule 485
[_]   on  pursuant to paragraph (b) of Rule 485
[_]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[X]   on April 30, 2009 pursuant to paragraph (a)(1) of Rule 485
[_]   75 days after filing pursuant to paragraph (a)(2) of Rule 485
[_]   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates only to Series T. No other information relating to any other series of the Registrant is amended or superseded hereby.

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Series T

Prospectus
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April 30, 2009

This prospectus contains information about shares of Series T (the “Fund”), a series of SMA Relationship Trust SM (the “Trust”). The Fund has one class of shares. The Fund is used exclusively for separately managed accounts advised or sub-advised by UBS Global Asset Management (Americas) Inc. or its affiliates.

As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

SMA Relationship TrustSM and SMA*RT SharesSM are service marks of UBS AG.
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Not FDIC Insured. May lose value. No bank guarantee.

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Series T

Contents

The fund
What every investor should know about the fund

[TO BE UPDATED IN RULE 485(b) FILING]

Investment objective, strategies, securities selection and risks	[__]
Performance	[__]
Expenses and fee tables	[__]
More about risks and investment strategies	[__]

Your investment
Information for managing your fund account

Managing your fund account	[__]
- Buying shares
- Selling shares
- Pricing and valuation

Additional information
Additional important information about the fund

Management	[__]
Disclosure of portfolio holdings	[__]
Dividends and taxes	[__]
Financial highlights	[__]
Where to learn more about the fund	Back cover

Please find the Fund’s privacy notice inside the back cover of this prospectus.

The fund is not a complete or balanced investment program.
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SMA Relationship Trust
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Investment objective, strategies, securities selection and risks

Fund objective
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Maximize total return, consisting of income and capital appreciation.

Principal investment strategies

The Fund is used exclusively for separately managed accounts advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or “Advisor”) or its affiliates. The Fund provides exposure to certain sectors of the fixed income market and is designed to augment the overall asset class exposure of individual securities held in a managed account.

The Fund seeks to achieve its investment objective by investing in securities and financial instruments to gain exposure to certain sectors of the fixed income market. The Fund may invest directly in such securities and financial instruments and/or indirectly in such securities and financial instruments by investing in shares of open-end investment companies advised by the Advisor (the “Underlying Funds”).

Investments by the Fund or Underlying Funds in fixed income securities may include, but are not limited to, debt securities of the US government, its agencies and instrumentalities, obligations of international governments or supranational entities, their agencies and instrumentalities, corporate debt securities of US and non-US issuers, inflation protected securities and convertible securities. The Fund or the Underlying Funds may also invest in asset-backed securities, mortgage-related securities and mortgage-backed securities, including those created by governmental and nongovernmental entities. These securities can be of any maturity, but generally will have an initial maturity of more than one year. The Fund may invest in non-dollar denominated debt securities.

The Fund generally invests in investment grade securities or Underlying Funds that invest in investment grade securities. Investment grade securities are those that have received either a minimum rating of BBB– from Standard & Poor’s Ratings Group (“S&P”) or Baa3 from Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, are determined to be of comparable quality by the Advisor.

The Fund may also invest up to 30% of its net assets in any combination of non-investment grade, high yield securities and emerging markets fixed income securities (or Underlying Funds that invest in such securities). Depending on its assessment of market conditions, the Advisor may choose to allocate the Fund’s assets in any combination among these types of investments or may choose not to invest in these types of investments.

The Fund may, but is not required to, use derivative instruments (“Derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds,

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interest rates, currencies or currency exchange rates, and related indexes. Examples of Derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps) and credit-linked securities. The Fund may use Derivatives to hedge against adverse changes, including those caused by changing interest rates in the market value of securities held by or to be bought for the Fund; as a substitute for purchasing or selling securities; to earn income and enhance returns; to manage or adjust the risk profile of the Fund; and/or to shorten or lengthen the effective maturity or duration of the Fund’s portfolio.

The Fund may invest all or a portion of its assets in Underlying Funds advised by the Advisor to gain exposure to various asset classes permitted for investment by the Fund. The Fund does not pay fees in connection with its investment in the Underlying Funds, but may pay expenses associated with such investments.

Securities selection

The Advisor’s investment style is focused on investment fundamentals. The Advisor believes that investment fundamentals determine and describe future cash flows that define long term investment value. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. In analyzing these price/value differences, the Advisor also takes into account cyclical market drivers that may influence near term dynamics of market prices. The resulting investment signals are used to determine the relevant building blocks for portfolio construction.

To implement this style, the Advisor purchases securities for the Fund or an Underlying Fund by using active asset allocation strategies across fixed income markets and active security selection within each market. The Fund can hold securities that are not included in its benchmark index. Thus, the relative weightings of different types of securities in the Fund’s portfolio will not necessarily match those of the benchmark. In deciding which securities to emphasize, the Advisor uses both quantitative and fundamental analysis to identify securities that are under-priced relative to their fundamental value.

When determining fundamental value, the Advisor considers broadly based market data and indices that represent asset classes or markets and economic variables such as real interest rates, inflation and monetary policy. The valuation of asset classes reflects an integrated, fundamental analysis of the markets.

The Advisor emphasizes those fixed income market sectors, and selects for the Fund or an Underlying Fund those securities that appear to be most undervalued relative to their yields and potential risks. A stringent, research-based approach to issuer selection helps the Advisor to identify the credit quality and relative attractiveness of individual issuers. The Advisor selects individual securities for investment by using duration, yield curve and sector analysis. Duration measures a fixed income security’s price sensitivity to interest rates by indicating the approximate change in a fixed income security’s price if interest rates move up or down in 1% increments. In analyzing the relative attractiveness of sectors and securities, the Advisor considers:

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  Duration
  Yield
  Potential for capital appreciation
  Current credit quality as well as possible credit upgrades or downgrades
  Narrowing or widening of spreads between sectors, securities of different credit qualities or securities of different maturities
  For mortgage-related and asset-backed securities, anticipated changes in average prepayment rates

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund’s ability to pursue its investment objective. The Advisor actively manages the Fund. As such, the Fund may have high portfolio turnover, which may result in higher costs for transaction costs and taxable gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

The Fund’s risk is carefully monitored with consideration given to the risk generated by individual position, sector, country and currency views.

Principal risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund and the Underlying Funds are:

  Investing in other funds risks—The Fund’s investment performance is affected by the investment performance of Underlying Funds in which the Fund may invest.
  Through its investment in the Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments and subject to the Underlying Funds’ expenses.
  Interest rate risk—The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter- term fixed income securities and higher quality securities more than lower quality securities.
  Credit risk—The risk that an issuer may default or otherwise be unable to honor a financial obligation. Bonds with ratings of BB (S&P) or Ba (Moody’s) or below may have increased risks of default. These securities are considered to be predominantly speculative with respect to an issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer’s default or downgrade than investment grade (higher-rated) bonds.

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  US government agency obligations risk - Government agency obligations have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the US government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the issuer’s right to borrow from the US Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the credit of the issuing agencies are subject to a greater degree of credit risk. Freddie Mac and Fannie Mae historically were agencies sponsored by the US government that were supported only by the credit of the issuing agencies and not backed by the full faith and credit of the United States. However, on September 7, 2008, due to the value of Freddie Mac’s and Fannie Mae’s securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, the Federal Housing Finance Agency (“FHFA”) placed Freddie Mac and Fannie Mae into conservatorship. As a result, Fannie Mae and Freddie Mac obligations became guaranteed obligations of the United States. Although the US government or it agencies provide financial support to such entities, no assurance can be given that they will always do so. The US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

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  Prepayment or call risk - The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund or an Underlying Fund to reinvest in obligations with lower interest rates than the original obligations.
  Extension risk - When interest rates are rising, the average life of securities backed by debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.

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  Management risk - The Advisor’s judgments about the fundamental value of securities acquired by the Fund or the Underlying Funds may prove to be incorrect.
  Market risk - The risk that the market value of the Fund’s or an Underlying Fund’s investments will fluctuate as the bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.
  Foreign investing and emerging markets risks - The risk that prices of investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the US dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of US issuers.

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          Each of these risks is more severe for securities of issuers in emerging market countries.

  Derivatives risk— The Fund’s or an Underlying Fund’s investments in Derivatives may rise or fall more rapidly than other investments. For some Derivatives, it is possible for the Fund to lose more than the amount it invested in the Derivative instrument. The use of Derivatives may not succeed for various reasons, including unexpected changes in the value of the Derivatives or the assets underlying them.

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More information about the risks of an investment in the Fund is provided in the section “More about risks and investment strategies.”

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Performance

Risk/return bar chart and table

The bar chart and table give an indication of the Fund’s risks and performance. The bar chart shows you how the Fund’s performance has varied from year to year. The table illustrates how the performance of the Fund, before and after taxes, and for specified time periods, compares to that of a broad measure of market performance. When you consider this information, please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Total return (2004 is the fund’s first full calendar year of operation)

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[TO BE UPDATED IN RULE 485(b) FILING:]

[INSERT BAR CHART]

Calendar Year	Total Return

2004	4.55%
2005	1.75%
2006	5.68%
2007	-1.06%
2008	-39.00%

Total return January 1 to March 31, 2009: [ _____ ]%

Best quarter during calendar years shown: [3rd quarter 2006, 3.45%]
Worst quarter during calendar years shown: [4th quarter 2008, -17.65%]

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Average annual total returns
as of December 31, 2008

Series T shares			Life of
(inception date: 10/09/03)	1 year	5 years	fund

Return before taxes	-39.00%	-7.46%	-6.89%
Return after taxes on distributions	-41.10%	-9.45%	-8.83%
Return after taxes on distributions and sale of fund shares	-24.97%	-6.91%	-6.42%
Barclays Capital US Credit Index(1)	-3.08%	2.65%	2.96%
Barclays Capital MBS Fixed Rate Index(2)	8.34%	5.54%	5.62%

(1)	Barclays Capital US Credit Index (formerly known as the Lehman Brothers US Credit Index) is a sub-index of the Barclays Capital US Government/Credit Index (formerly known as the Lehman Brothers US Government/Credit Index), which includes Treasuries (i.e., public obligations of the US Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD corporates. Investors should note that indices do not reflect the deduction of fees, expenses or taxes.

(2)	Barclays Capital MBS Fixed Rate Index (formerly known as the Lehman Brothers MBS Fixed Rate Index) covers the 15-year, 30-year, and balloon mortgage-backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), Freddie Mac (formerly known as Federal Home Loan Mortgage Corporation or FHLMC), and Fannie Mae (formerly known as Federal National Mortgage Association or FNMA). Investors should note that indices do not reflect the deduction of fees, expenses or taxes.
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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. During periods of Fund losses, the return after taxes on distributions and sale of Fund shares may exceed the Fund’s other returns because the loss will generate a tax benefit that is factored into the results.

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Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

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[TO BE PROVIDED IN RULE 485(b) FILING:]

The tables and expense example reflect the fact that the net expenses of the Fund, after including the fees and expenses of the Underlying Funds, are [___]%. The Fund is used only for investors who are clients of a wrap fee or certain other programs advised or sub-advised by UBS Global AM or its affiliates. Clients pay a wrap fee or a similar fee to participate in such programs.
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Shareholder transaction expenses Maximum sales charge (load) imposed on purchases (as a % of offering price) None Maximum contingent deferred sales charge (load) (CDSC) (as a % of offering price) None

Annual fund operating expenses (expenses that are deducted from fund assets)

Management fees(1)	0.00%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.00%
Acquired fund fees and expenses (Underlying Fund expenses)(2)	[___]%
<r> Total annual fund operating expenses(3) </r>	[___]%

(1)	The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary expenses, incurred by the Fund. You should be aware, however, that the Fund is part of a wrap-fee program or other program advised or sub- advised by UBS Global AM or its affiliates. Clients of the wrap fee program or similar program often pay a single aggregate fee to the program sponsor for all costs and expenses of the program (including investment management, custody and portfolio execution fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the separately managed account. These brochures and disclosures will contain information about the fees charged to you in connection with the separately managed accounts and the fees paid by the program to UBS Global AM. You pay no additional fees or charges to purchase shares of the Fund.
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(2)	“Acquired fund fees and expenses (Underlying Fund expenses)” is the amount of the Fund’s proportionate share of the fees and expenses of the Underlying Funds and other investment companies that the Fund indirectly pays as a result of its investment in the Underlying Funds and other investment companies. The Underlying Funds pay no advisory fees but pay other expenses. The portion of the expenses of the Underlying Funds that the Fund will bear will vary based on its percentage ownership of the Underlying Funds which may change at any time. The “Acquired fund fees and expenses (Underlying Fund expenses)” are based on assumptions as to the specific Underlying Funds and other such investment companies in which the Fund intends to invest and are estimated amounts for the current fiscal year.
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(3)	Since the “Acquired Fund Fees and Expenses (Underlying Fund Expenses)” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, and therefore the
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amounts listed in “Total annual fund operating expenses” will differ from those presented in the Financial highlights.

Example

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[TO BE PROVIDED IN RULE 485(b) FILING]
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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
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1 year	3 years	5 years	10 years

$[__]	$[__]	$[__]	$[__]

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More about risks and investment strategies
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Additional information about certain principal risks and information about other risks of investing in Fund are described below. Other risks of investing in the Fund, along with further details about some of the risks described below, are discussed in the Fund’s Statement of Additional Information (“SAI”). Information on how you can obtain the SAI is on the back cover of this prospectus.

Investing in other funds risks. The Fund may invest in other mutual funds in addition to investing directly in bonds and other investments. An investment in the Fund involves the special risks described below.

  Your investment in the Fund is subject to all the risks of an investment directly in any Underlying Funds in which the Fund may invest.
  The Fund’s performance directly reflects the investment performance of any Underlying Funds in which the Fund may invest. Thus, the Fund’s performance is affected by the allocation of its assets among Underlying Funds and the Underlying Funds’ ability to meet their investment objectives, in addition to the direct investments made by the Fund. The Advisor may not accurately assess the attractiveness or risk potential of particular Underlying Funds, asset classes, or investment styles.

Each Underlying Fund pays its own operating expenses. By investing in the Fund, an investor will indirectly pay the expenses of any Underlying Funds in which the Fund may invest. The taxable gains that the Fund distributes to its shareholders are generated by both its transactions in shares of Underlying Funds, from the Underlying Funds’ own portfolio transactions and from the Fund’s direct investments.

Interest rate risk. The value of bonds and mortgage-related and mortgage-backed securities can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the primary source of risk for US government and usually for other very high quality bonds. The impact of changes in the general level of interest rates on lower quality bonds and mortgage-related and mortgage-backed securities may be greater or less than the impact on higher quality bonds and mortgage-related and mortgage-backed securities. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to interest rates.

Credit risk. Credit risk is the risk that the issuer of a fixed income obligation will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a fixed income security’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality fixed income securities are subject to some credit risk. However, credit risk is higher for lower quality fixed income securities. Fixed income securities that are not investment grade involve high credit risk and are considered speculative. Lower quality fixed income securities may fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time

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and price the Fund or an Underlying Fund desires. With respect to mortgage-related or mortgage-backed securities that are subordinate to other securities in a mortgage pool (including “Alt-A” loans), such subordinated securities may have higher default rates and the Fund or an Underlying Fund may not receive payments on such securities until the senior obligations are satisfied. This may reduce the value of the subordinated securities, and may, in some cases, render such securities worthless.

Prepayment or call risk. Payments on fixed income securities that are backed by mortgage loans or other similar assets may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. As a result, the Fund or an Underlying Fund may need to reinvest these early payments at those lower interest rates, thus reducing its income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer term investment.

Some corporate and municipal bonds, particularly those issued at relatively high interest rates, provide that the issuer may repay them earlier than the maturity date. The issuers of these bonds are most likely to exercise these “call” provisions if prevailing interest rates are lower than they were when the bonds were issued. The Fund or an Underlying Fund then may have to reinvest the repayments at lower interest rates. Fixed income securities subject to call provisions also may not benefit fully from the rise in value that generally occurs for fixed income securities when interest rates fall.

High yield/higher risk securities risk. Investments in below investment grade securities may be considered speculative because they have a higher risk of default, tend to be less liquid, and may be more difficult to value. In addition, changes in economic conditions or other circumstances may lead to a weakened capacity of issuers of below investment grade securities to make principal and interest payments. Issuers of below investment grade securities may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. Prices of below investment grade securities are also volatile and may go down due to market perceptions of deteriorating issuer creditworthiness or economic conditions. Below investment grade securities may become illiquid and hard to value in down markets.

Foreign and emerging markets investing risk. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country’s willingness to meet the terms of its debt obligations, can be of considerable significance.

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In addition to the risks of investing in foreign securities, the values of the Fund’s or an Underlying Fund’s emerging market investments may be more volatile because of: (i) vulnerability to economic downturns and instability due to undiversified economies; trade imbalances; inadequate infrastructure; heavy debt loads and dependence on foreign capital inflows; governmental corruption and mismanagement of the economy; and difficulty in mobilizing political support for economic reforms; (ii) adverse governmental actions, such as nationalization or expropriation of property; confiscatory taxation; currency devaluations, interventions and controls; asset transfer restrictions; restrictions on investments by non-citizens; arbitrary administration of laws and regulations; and unilateral repudiation of sovereign debt; (iii) political and social instability, war and civil unrest; and/or (iv) less liquid and efficient securities markets; higher transaction costs; settlement delays; lack of accurate publicly available information and uniform financial reporting standards; difficulty in pricing securities and monitoring corporate actions; and less effective governmental supervision.

Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using Derivatives, the Fund or an Underlying Fund might have been in a better position if the Fund or an Underlying Fund had not entered into the Derivatives. While some strategies involving Derivatives can protect against the risk of loss, the use of Derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a Derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counter party and credit risk (the risk that the other party to a swap agreement or other Derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other Derivatives may be substantial (for example, for some Derivatives, it is possible for the Fund or an Underlying Fund to lose more than the amount the Fund invested in the Derivatives). Some Derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for Derivatives and the resulting inability of the Fund or an Underlying Fund to sell or otherwise close out the Derivatives) and interest rate risk (some Derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund’s or an Underlying Fund’s use of Derivatives may cause the Fund or an Underlying Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund or an Underlying Fund had not used such instruments.

Additional investment strategies

Defensive positions; cash reserves. To protect itself from adverse market conditions, the Fund may take a temporary defensive position that is different from its normal

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investment strategy. This means that the Fund may temporarily invest a higher proportion, or even all, of its assets in money market instruments or affiliated or unaffiliated money market funds. Since these investments provide relatively low income, a defensive position may not be consistent with achieving the Fund’s investment objective.

Portfolio turnover. The Fund and Underlying Funds in which the Fund may invest may engage in frequent trading (high portfolio turnover) in order to achieve their investment objectives.

Frequent trading may increase the portion of an Underlying Fund’s capital gains that are recognized for tax purposes in any given year. This, in turn, would increase the Fund’s distributions for that year. Frequent trading also may increase the portion of an Underlying Fund’s realized capital gains that are considered “short-term” for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term gains than they would pay on distributions that represent long-term gains. The Underlying Funds do not restrict the frequency of trading in order to limit expenses or the tax effect that the Fund’s distributions may have on shareholders.

Other information

Commodity pool operator exemption. The Trust has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

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Managing your Fund account

Buying shares

Shares of the Fund have no sales charge and do not pay ongoing Rule 12b-1 distribution or service fees. Shares of the Fund are used exclusively for separately managed accounts advised or sub-advised by the Advisor or its affiliates and decisions as to whether or not to invest assets of a managed account in the Fund will be made by the Advisor.

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Purchases of the Fund’s shares will normally be permitted only in full shares, but may be permitted in fractional shares under certain circumstances. Certificates for shares will not be issued. The Fund reserves the right, in its sole discretion, to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in its judgment, such suspension or rejection is in the best interest of the Fund and its shareholders.

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Selling shares

You can sell your shares at any time by contacting your financial advisor. In addition, shares will be redeemed when you terminate your managed account.

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To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, the Fund may not be able to maintain your account. If the Fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the Fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Market timers. The interests of the Fund’s long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when the Fund’s shares are repeatedly bought and sold in response to short-term market fluctuations—also known as “market timing.” Market timing may cause the Fund to have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer’s Fund shares. These factors may hurt the Fund’s performance and its shareholders.

The Fund is used exclusively for separately managed accounts advised or sub-advised by the Advisor or its affiliates and decisions as to whether or not to invest assets of a managed account in the Fund will be made by the Advisor. Because the Fund is used only as components of “wrap” accounts, the Fund may be purchased or redeemed on a frequent basis for rebalancing purposes.

The Board of Trustees of the Trust has adopted the following policies as a means to discourage, detect and prevent market timing. The Fund will reject purchase orders and exchanges into the Fund by any person, group or account that UBS Global AM

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determines to be a market timer. If UBS Global AM determines, in its sole discretion, that a shareholder has engaged in market timing, the shareholder will be permanently barred from making future purchases or exchanges into the Fund. Additionally, in making a determination as to whether a shareholder has engaged in market timing, the shareholder’s account may be temporarily barred from making additional investments into the Fund pending a definitive determination. In addition, if a financial advisor is identified as the financial advisor of two or more accounts that have engaged in market timing, UBS Global AM will attempt to prohibit the financial advisor from making additional purchases of the Fund on behalf of its clients.

While the Fund will seek to take actions that will detect market timing, the Fund’s efforts may not be completely successful in minimizing or eliminating such trading activity.

Pricing and valuation

The price at which you may buy or sell Fund shares is based on net asset value per share. The Fund calculates net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share will be calculated as of the time trading was halted.

The price for buying or selling shares will be based on the net asset value that is next calculated after the Fund receives the order in good form. The Fund calculates its net asset value based on the current market value of its portfolio holdings.

The Fund normally obtains market values for its securities and other instruments from independent pricing services that use reported last sale prices or, if the price obtained is unreliable, current market quotations or, if market prices are not readily available, valuations from computerized “matrix” systems that derive values based on comparable securities or instruments, except with respect to obtaining the market value of Underlying Funds, which is described below. If a market value is not available from an independent pricing source for a particular security or instrument or the price obtained is unreliable, that security or instrument is valued at a fair value determined by or under the direction of the Board of Trustees.

The Fund normally uses the amortized cost method to value short-term obligations that will mature in 60 days or less.

The Trust’s Board of Trustees has delegated to the UBS Global Asset Management Funds’ Valuation Committee the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The types of securities or instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as described below; securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed-income securities that are in default and for which there is no current market value quotation; and securities or instruments that are

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restricted as to transfer or resale. The need to fair value the Fund’s portfolio securities and other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities or instruments and when a security subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price.

The Fund expects to price most of its portfolio holdings based on current market value, as discussed previously. Securities and assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities or other instruments being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Securities and other instruments also may be valued based upon appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. If the Fund concludes that a market quotation is not readily available for a portfolio security or instrument for any number of reasons, including the occurrence of a “significant event” ( e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the NYSE, the Fund will use fair value methods to reflect those events. This policy is intended to assure that the Fund’s net asset value fairly reflects the value of its portfolio holdings as of the time of pricing. The Fund also may use a systematic fair valuation model provided by an independent third party in order to adjust the last sales prices of securities or other instruments principally traded in foreign markets because such last sales prices may no longer reflect the current market value of such foreign securities or instruments at the time that the Fund prices its shares.

Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security or instrument if it were to sell the security or instrument at approximately the time at which the Fund determines its net asset value per share. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Fund may invest in securities or instruments that trade primarily in foreign markets that trade on weekends or other days on which the Fund does not calculate its net asset value. As a result, the Fund’s net asset value may change on days when you will not be able to buy and sell your Fund shares.

The portfolio securities of the Fund will also consist of shares of the Underlying Funds. The value of each Underlying Fund will be its net asset value at the time the Fund’s shares are priced. The Underlying Funds calculate their net asset values based on the

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current market value for their portfolio holdings. The Underlying Funds value securities and other instruments in the same manner as the Fund described previously.
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Management

Investment advisor
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UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or “Advisor”) is the Fund’s investment advisor and administrator. The Advisor, a Delaware corporation located at One North Wacker Drive, Chicago IL 60606, is an investment advisor registered with the SEC. As of December 31, 2008, the Advisor had approximately $144 billion in assets under management. The Advisor is an indirect, wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division, which had approximately $539 billion in assets under management worldwide as of December 31, 2008. UBS AG is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services industry. The Advisor is responsible for the Fund’s investment decisions. The Advisor carries out its duties, subject to the supervision of the Fund’s Board of Trustees, pursuant to investment advisory agreements that describe the Advisor’s responsibilities.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreements is available in the Fund’s most recent semiannual report to shareholders for the period ended June 30.

Portfolio management

Investment decisions for the Fund are made by an investment management team at the Advisor. Information is provided below for the portfolio manager within the investment management team that is primarily responsible for coordinating the day-to-day management of the Fund.

Michael Dow is the lead portfolio manager for the Fund. The Advisor’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Mr. Dow has access to certain members of the fixed-income investment management team, each of whom is allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Mr. Dow, as lead portfolio manager and coordinator for management of the Fund, has responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the compliance with its stated investment objectives and strategies. Information about Mr. Dow is provided below.

Michael Dow is the Head of US Long Duration at UBS Global Asset Management. Mr. Dow has been an Executive Director of UBS Global Asset Management and portfolio manager of the Fund since 2008.

The SAI for the Fund provides information about the Fund’s portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of Fund shares.

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Advisory fees

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The Fund does not pay fees for advisory or administrative services.

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Disclosure of portfolio holdings
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The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web Site at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is filed with the SEC on Form N-CSR and appears in the semiannual and annual reports, respectively, sent to shareholders. You may obtain copies of the semiannual and annual reports for the fund upon request by calling 1-800-647 1568. Please consult the Fund’s SAI for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.

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Dividends and taxes
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Dividends and distributions. The Fund normally declares and pays dividends monthly. The Fund declares and distributes net realized gains, if any, typically in December. The Fund’s dividends and capital gain distributions will be paid only in cash.

Annual statements. Every January on Form 1099 you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month but paid in January are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “buying a dividend.” If you are a taxable investor and invest in the Fund shortly before the record date of a taxable income dividend or capital gain distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Taxes

Tax consequences. If you are a taxable investor, the distributions that you receive from the Fund generally are subject to federal income tax. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash (as noted above, dividends and capital gain distributions will only be paid in cash). If you hold Fund shares through a tax-exempt account or plan, such as an IRA or 401(k)plan, distributions on your shares generally will not be subject to tax. With respect to taxable years of the Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a part of ordinary income dividends may be qualified dividend income eligible for taxation by individuals at reduced rates. However, because the income of the Fund is primarily derived from investments earning interest rather than dividend income, the Fund expects that its dividends will be taxed primarily as ordinary income.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

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Any loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gain distributions received with respect to such shares.

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Income received by the Fund either directly or through an investment in an Underlying Fund that invests in certain equity interests in mortgage pooling vehicles is treated as

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“excess inclusion income.” A Fund or Underlying Fund may derive such income either as a result of its direct investment in such interests or, indirectly, through its investment in REITs that hold such interests or otherwise qualify as taxable mortgage pools. In general, this income is required to be allocated to Fund shareholders in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income. Excess inclusion income (i) may not be offset with net operating losses, (ii) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is subject to UBTI, and (iii) is subject to 30% US withholding tax, without regard to otherwise applicable exemptions or rate reductions, to the extent such income is allocable to a shareholder who is not a US person. The Fund or Underlying Fund must pay the tax on its excess inclusion income that is allocable to “disqualified organizations,” which generally are certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI. To the extent that the Fund shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, the Fund must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Fund’s excess inclusion income allocable to them on behalf of the disqualified organizations.

Backup withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
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Sale of Fund shares. If you are a taxable investor, when you sell Fund shares, you may realize a capital gain or loss for tax purposes.
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Other. The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. Distributions of ordinary income, capital gain, and gain from the sale of your Fund shares generally will be subject to state and local taxes.

Non-US investors may be subject to US withholding tax at a 30% or lower treaty rate and US estate tax and are subject to special US tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from US withholding tax are provided for capital gain dividends paid by the Fund from long-term capital gains and, with respect to taxable years of the Fund that begin before January 1, 2010 (sunset date), interest-related dividends paid by the Fund from its qualified net interest income from US sources and short-term capital gain dividends. However, notwithstanding such exemptions from US withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a US person.

This discussion of “Dividends and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your

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tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

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Financial highlights
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The following financial highlights tables are intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. In the table, “total investment return” represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The information for each of the fiscal years in the financial highlights has been audited by Ernst& Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-647 1568.

The audited financial statements and financial highlights of the Fund for the fiscal year ended December 31, 2008 from the Fund’s Annual Report to Shareholders are incorporated by reference into the Fund’s SAI.

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Financial highlights (concluded)

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The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.
[TO BE PROVIDED IN RULE 485(b) FILING]

		For the years ended December 31,
	2008	2007	2006	2005	2004

Net asset value, beginning of period	$[____]	$9.78	$9.75	$10.07	$10.09

Income (loss) from investment
operations:
Net investment income(1)	[____]	0.01	0.00(3)	0.00(3)	—
Net realized and unrealized gain (loss)
from investment activities	[____]	(0.10)	0.54	0.17	0.46

Total income (loss) from investment
operations	[____]	(0.09)	0.54	0.17	0.46

Dividends/distributions:
From net investment income	[____]	(0.59)	(0.51)	(0.49)	(0.48)

Net asset value, end of period	$[____]	$9.10	$9.78	$9.75	$10.07

Total investment return(2)	[____]%	(1.06)%	5.68%	1.75%	4.55%

Ratios/supplemental data:
Net assets, end of period (in 000s)	$[____]	$695,737	$513,770	$426,936	$262,703
Ratio of expenses to average net
assets:
Before expense reimbursement and
waivers.	[____]%	0.25%	0.25%	0.25%	0.25%
After expense reimbursement and waivers	[____]%	0.00%	0.00%	0.00%	0.00%
Net investment income to average net
assets	[____]%	0.08%	0.04%	0.00(4)	0.00%
Portfolio turnover	[____]%	21%	19%	19%	15%
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(1)	Calculated using the average shares method.

(2)	Total return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex- dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment returns for periods of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund dividends/distributions or the redemption of Fund shares.
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(3)	Amount is less than $0.005 per share.

(4)	Amount represents less than 0.005%.

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Privacy Notice

This privacy notice is not a part of the prospectus.

UBS Family of Funds privacy notice

This notice describes the privacy policy of the UBS Family of Funds, the UBS PACE Funds and all closed-end funds managed by UBS Global Asset Management (collectively, the “Funds”). The Funds are committed to protecting the personal information that they collect about individuals who are prospective, current or former investors.

The Funds collect personal information in order to process requests and transactions and to provide customer service. Personal information, which is obtained from applications, may include name(s), address, social security number or tax identification number, bank account information, other Fund holdings and any affiliation the person has with UBS Financial Services Inc. or its subsidiaries (“Personal Information”).

The Funds limit access to Personal Information to those individuals who need to know that information in order to process transactions and service accounts. These individuals are required to maintain and protect the confidentiality of Personal Information. The Funds maintain physical, electronic and procedural safeguards to protect Personal Information.

The Funds may share Personal Information described above with their affiliates for marketing and other business purposes, such as to facilitate the servicing of accounts.

The Funds may share Personal Information described above with a non-affiliated third party if the entity is under contract to perform transaction processing or to service and maintain shareholder accounts on behalf of the Funds and otherwise as permitted by law. Any such contract will include provisions designed to ensure that the third party will uphold and maintain privacy standards when handling Personal Information. The Funds may also disclose Personal Information to regulatory authorities as required by applicable law.

Except as described in this privacy notice, the Funds will not use Personal Information for any other purpose unless the Funds describe how such Personal Information will be used and clients are given an opportunity to decline approval of such use of Personal Information relating to them.

The Funds endeavor to keep their customer files complete and accurate. The Funds should be notified if any Personal Information needs to be corrected or updated. Please call 1-800-647 1568 with any questions or concerns regarding your Personal Information or this privacy notice.

Privacy Notice
This privacy notice is not a part of the prospectus.

SMA Relationship Trust
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Series T
Prospectus

April 30, 2009

If you want more information about the Fund, the following documents are available free upon request:

Annual/semiannual reports:

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

Statement of Additional Information (SAI):

The SAI for the Fund provides more detailed information about the Fund and is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

You may discuss your questions about the Fund by contacting your financial advisor. You may obtain free copies of the Fund’s SAI, annual and semiannual reports by contacting the Fund directly at 1-800-647 1568.

You may review and copy information about the Fund, including the shareholder reports and SAI, at the Public Reference Room of the U.S. Securities and Exchange Commission (SEC) in Washington, D.C. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551 8090. You can get text-only copies of information about the Fund:

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  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or
  Free, from the EDGAR Database on the SEC’s Internet Web Site at http://www.sec.gov.

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The Fund does not make its annual report, semiannual report or SAI available through a Web Site because the Fund is used exclusively as a component of wrap accounts advised or sub-advised by the Advisor or its affiliates.

Investment Company Act File No. 811-21328

©2009 UBS Global Asset Management (Americas) Inc.
All rights reserved.

Item No. [___]

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Series T

Statement of Additional Information
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April 30, 2009
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51 West 52nd Street
New York, New York 10019-6114

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Series T (the “Fund”) is a series of SMA Relationship TrustSM (the “Trust”).

UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or “Advisor”), an indirect wholly owned subsidiary of UBS AG, serves as the investment advisor and administrator for the Fund. UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”), an indirect wholly owned subsidiary of UBS AG, serves as the principal underwriter of the Fund.

The Fund’s Annual and Semiannual Reports to Shareholders are incorporated by reference into this Statement of Additional Information (“SAI”). The Annual and Semiannual Reports accompany this SAI. You may obtain additional copies of the Fund’s Annual and Semiannual Reports without charge by calling toll-free 1-800-647 1568.

This SAI is not a prospectus and should be read only in conjunction with the Fund’s current Prospectus, dated April 30, 2009. A copy of the Prospectus may be obtained by calling toll-free 1-800-647 1568. This SAI is dated April 30, 2009.

Table of contents	Page

The Fund and its investment policies	[__]
Investment practices of the Fund	[__]
Strategies using derivative instruments	[__]
Organization of the Trust; trustees and officers; principal holders and management
ownership of securities	[__]
Investment advisory, administration, principal underwriting and other service
arrangements	[__]
Portfolio manager	[__]
Portfolio transactions	[__]
Redemption information and other services	[__]
Valuation of shares	[__]
Potential conflicts of interest	[__]
Taxes	[__]
Other information	[__]
Financial statements	[__]
Appendix	[__]

SMA Relationship TrustSM and SMA*RT Shares are service marks of UBS AG.

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The Fund and its investment policies
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The Fund is a diversified series of the Trust. The Trust is an open-end management investment company that was organized as a Delaware statutory trust under Delaware law on December 3, 2002.

The Fund’s investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the Fund may be changed by the board of trustees of the Trust (the “Board”) without shareholder approval. As with other mutual funds, there is no assurance that the Fund will achieve its investment objective.

The Fund’s investment objective is to maximize total return, consisting of income and capital appreciation. The Fund seeks to achieve its investment objective by investing in securities and financial instruments to gain exposure to certain sectors of the fixed income market. The Fund may invest directly in such securities and financial instruments and/or indirectly in such securities and financial instruments by investing in shares of open-end investment companies advised by the Advisor (the “Underlying Funds”). For purposes of the discussions below, reference to the “Fund” includes the Fund and any Underlying Fund in which the Fund may invest, unless stated otherwise.

Investment practices of the Fund

Cash equivalents. When unusual market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents up to a maximum exposure of 100% of the Fund’s assets. The Fund’s investment in temporary defensive investments may affect such Fund’s ability to attain its investment objective.

The short-term debt securities in which the Fund may invest include demand notes, bank instruments, commercial paper and floating rate instruments. Demand notes are securities issued with a maturity date but callable for repayment by the lender or the borrower at a predetermined interval. Bank instruments in which the Fund may invest include bank loan participations, bank holding company commercial paper, deposits, bank notes and other bank related securities. Bank loan participations are loans sold by lending banks to investors. Bank holding company commercial paper is a form of short-term promissory note which is a direct obligation of a bank holding company. Deposits are obligations of a bank or its branches. Corporate commercial paper is a form of short-term promissory note issued by corporations primarily to finance short-term credit needs. Rates vary according to the credit standing of the issuers and money market conditions. Floating rate instruments are obligations with various final maturities and interest rates that are tied to other assorted market indices. The Fund will not invest more than 15% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days’ notice if there is no secondary market available for these obligations, and in other securities that are not readily marketable.

To the extent permitted by U.S. Securities and Exchange Commission (“SEC” or “Commission”) rules and regulations or exemptive relief granted by the SEC, the Fund or may invest cash in the UBS Cash Management Prime Relationship Fund series of URF

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Trust (the “URF Cash Series”) or the UBS U.S. Cash Management Prime Fund series of UBS Supplementary Trust (the “Supplementary Trust Series”) that is:

(a)	held for temporary defensive purposes;

(b)	not invested pending investment in securities;

(c)	set aside to cover an obligation or commitment of the Fund to purchase securities or other assets at a later date;

(d)	to be invested on a strategic management basis ((a)-(d) are herein referred to as “Uninvested Cash”); and

(e)	with respect to the Underlying Funds, collateral that the Underlying Funds receive from the borrowers of their portfolio securities in connection with the Underlying Funds’ securities lending program.

UBS Supplementary Trust is a privately offered investment pool that has retained the Advisor to manage the Supplementary Trust Series’ investments. The trustees of UBS Supplementary Trust and URF Trust also serve as Trustees of the Trust. The URF Cash Series and the Supplementary Trust Series each invest in US dollar denominated money market instruments having a dollar-weighted average maturity of 90 days or less.

Loans of portfolio securities. The Fund may lend portfolio securities to broker-dealers and financial institutions provided the following conditions are satisfied: (1) the loan is secured continuously by collateral in the form of cash or US government securities marked-to-market daily and maintained in an amount at least equal to the current market value of the loaned securities; (2) after giving three business days’ notice the Fund may call the loan and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33 1/3% of the total assets of the Fund; and (5) the Fund must pay only reasonable custodian fees in connection with the loan.

When loaning portfolio securities, the Fund will initially require the borrower to provide the Fund with collateral in an amount at least equal to 102% of the current market value of the loaned securities with respect to US securities and 105% of the current market value of the loaned securities with respect to foreign securities. Thereafter, collateral will be maintained in an amount at least equal to 100% of the current market value of the loaned securities with respect to US securities and equity to 105% with respect to foreign securities. Collateral will consist of US and non-US securities, cash equivalents or irrevocable letters of credit or other liquid assets permitted by the Commission. Loans of securities involve a risk that the borrower may fail to return the loaned securities or may fail to maintain the proper amount of collateral, which may result in a loss of money by the Fund or a delay in recovering the loaned securities. In addition, in the event of the bankruptcy of the borrower, the Fund could experience delays in recovering the loaned securities or only recover cash or a security of equivalent value. Therefore, the Fund will enter into portfolio securities loans only after a review of all pertinent facts by the Advisor and the lending agent, subject to the overall supervision by the Board, including the

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creditworthiness of the borrower and then only if the consideration to be received from such loans would justify the risk Creditworthiness is monitored on an ongoing basis by the Advisor.

Borrowing. The Fund may borrow money from time to time as a temporary measure for extraordinary purposes or to facilitate redemptions in amounts up to 33 1/3% of the value of the Fund’s total assets (including amounts borrowed). The Fund has no intention of increasing net income through borrowing. Any borrowing will be from a bank with the required asset coverage of at least 300%. In the event that such asset coverage falls below 300%, the Fund will, within three days thereafter (not including Sundays and holidays) or such longer period as the Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings will be at least 300%.

The use of borrowing by the Fund involves special risks that may not be associated with other portfolios having similar objectives. Since substantially all the assets of the Fund fluctuate in value while the interest obligations remain fixed, an increase or decrease of the asset value per share of the Fund will be greater than would be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities in order to meet interest or principal payments, or to satisfy restrictions on borrowings, at a time when investment considerations would otherwise not favor such sales.

Repurchase agreements. The Fund may enter into repurchase agreements with banks or broker-dealers. When the Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. The Fund maintains custody of the underlying securities prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty.

As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the Investment Company Act of 1940, as amended (the “1940 Act”), to be collateralized loans by the Fund to the seller, secured by the securities transferred to the Fund. In accordance with the 1940 Act, repurchase agreements will be fully collateralized, and the collateral will be marked-to-market daily. Any repurchase agreement held through a joint account with a remaining maturity of more than seven days will be considered illiquid and subject to the restriction that the Fund may not invest more than 15% of the value of its net assets in illiquid securities.

In the event of bankruptcy or other default by the seller of the security under a repurchase agreement, the Fund may suffer time delays and incur costs or possible losses in

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connection with the disposition of the collateral. In such event, instead of the contractual fixed rate of return, the rate of return to the Fund would be dependent upon intervening fluctuations of the market value of, and the accrued interest on, the underlying security. Although the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform, the ability of the Fund to recover damages from a seller in bankruptcy or otherwise in default would be reduced.

Reverse repurchase agreements. The Fund may enter into reverse repurchase agreements with banks or broker-dealers. Reverse repurchase agreements involve sales of portfolio securities of the Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio security involved, and during the reverse repurchase period, continues to receive principal and interest payments on these securities. In connection with each reverse repurchase transaction, cash, US government securities, equity securities and/or investment and non-investment grade debt securities will be designated for segregation on the books of the Fund’s custodian (“Segregated Assets”) in accordance with SEC positions in an amount equal to the repurchase price. Reverse repurchase agreements have the same risk characteristics as borrowing transactions of the Fund.

Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Non-publicly traded securities, private placements and restricted securities. The Fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities and limited partnerships. Investing in unregistered or unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which would be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration.

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Rule 144A and illiquid securities. Generally, an illiquid security is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security. Some examples of illiquid securities are (i) securities purchased under Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”), (ii) over-the-counter options, and (iii) certain interest rate swaps. While maintaining oversight, the Board has delegated to the Advisor the day-to-day function of determining whether or not Rule 144A Securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Board has instructed the Advisor to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the security can be sold within seven days at approximately the same amount at which it is valued by the Fund; (ii) there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings); (iii) at least two dealers make a market in the security; (iv) there are at least three sources from which a price for the security is readily available; (v) settlement is made in a “regular way” for the type of security at issue; (vi) for Rule 144A securities that are also exempt from registration under Section 3(c)(7) of the 1940 Act, there is a sufficient market of “qualified purchasers” to assure that it will remain marketable throughout the period it is expected to be held by the Fund; (vii) the issuer is a reporting company under the Securities Exchange Act of 1934, as amended; and (viii) the security is not in the same class as, or convertible into, any listed security of the issuer.

Although the Board has delegated the day-to-day liquidity determination to the Advisor, the Board will continue to monitor and will periodically review the Advisor’s selection of Rule 144A Securities, as well as the Advisor’s determination as to their liquidity.

If the Advisor determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund’s holdings of illiquid securities exceed the Fund’s applicable 15% limit on investment in such securities, the Advisor will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation. This may include disposing of illiquid assets, including illiquid Rule 144A Securities.

After the purchase of a Rule 144A Security, however, the Board and the Advisor will continue to monitor the liquidity of that security to ensure that the Fund has no more than 15% of its net assets invested in illiquid securities.

The Fund will limit investments in securities that may not be sold to the public without registration under the Securities Act (“restricted securities”) to no more than 15% of the Fund’s net assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Board.

Fixed income securities. The Fund may invest in all types of fixed income securities of US and non-US issuers, including governments and governmental entities and supranational issuers as well as corporations and other issuers. The Fund may purchase

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US dollar denominated securities that reflect a broad range of investment securities, qualities and sectors.

The Fund’s non-US fixed income component, if any, will typically be invested in securities issued by governments, corporations and supranational entities. A supranational entity is an entity established or financially supported by national governments of two or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Intra-Development Bank, the Export-Import Bank and the Asian Development Bank.
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Issuer location. The Advisor considers a number of factors to determine whether an investment is tied to a particular country, including whether: the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; the investment has its primary trading market in a particular country; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country; the investment is included in an index representative of a particular country or region; and the investment is exposed to the economic fortunes and risks of a particular country.

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High yield/lower rated debt securities. The Fund may invest a portion of its net assets in convertible and other debt securities rated below “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB-” by Standard & Poor’s Ratings Group (“S&P”) or, if unrated, deemed to be of comparable quality by the Advisor (referred to herein as “below investment grade securities”). Ratings represent S&P’s and Moody’s respective opinions as to the quality of the debt securities they undertake to rate. However, the ratings are general and are not absolute standards of quality. Securities rated below “Baa3” by Moody’s and “BBB-” by S&P are classified as below investment grade securities and are commonly referred to as “junk bonds.” These securities are considered to be of poor standing and predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the debt securities and involve major risk exposure to adverse conditions. Such securities are subject to a substantial degree of credit risk. Below investment grade securities held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, below investment grade securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

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Below investment grade securities generally offer a higher current yield than that available from higher-grade securities, but involve greater risk. In the past, the high yields from below investment grade securities have more than compensated for the higher default rates on such securities. However, there can be no assurance that the Fund will be protected from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on below investment grade securities in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by the issuer is significantly greater for the holders of below investment grade securities because such securities may be unsecured and may be subordinated to other creditors of the issuer. Past economic recessions have resulted in default levels with respect to such securities in excess of historic averages.

The value of below investment grade securities will be influenced not only by changing interest rates, but also by the bond market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, below investment grade securities may decline in market value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates.
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Especially at such times, trading in the secondary market for below investment grade securities may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for below investment grade securities may be less liquid than the market for investment grade corporate bonds. There are fewer securities dealers in the high yield market and purchasers of below investment grade securities are concentrated among a smaller group of securities dealers and institutional investors.

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In periods of reduced secondary market liquidity, below investment grade securities’ prices may become more volatile and the Fund’s ability to dispose of particular issues when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, may be adversely affected.

Below investment grade securities frequently have call or redemption features which would permit an issuer to repurchase the securities from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund.
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Besides credit and liquidity concerns, prices for below investment grade securities may be affected by legislative and regulatory developments. For example, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers or mergers. Such legislation may significantly depress the prices of outstanding below investment grade securities.

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Below investment grade securities issued by foreign issuers also entail greater risks than higher rated securities, including the risk of untimely interest and principal payments, default and price volatility. These securities may present problems of liquidity and valuation. A description of various bond ratings appears in the Appendix to this SAI.

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Yield factors and credit ratings. The yield of a bond depends on a variety of factors, including general fixed income security market conditions, the financial condition of the issuer, the size of the particular offering, the maturity, credit quality and rating of the issue. The Fund may invest in bonds with a broad range of maturities, based on the Advisor’s judgment of current and future market conditions as well as other factors, such as the Fund’s liquidity needs. Generally, the longer the maturity of a bond, the higher the rate of interest paid and the greater the volatility.

Moody’s, S&P and other nationally recognized statistical rating agencies (“rating agencies”) are private services that provide ratings of the credit quality of bonds and certain other securities. Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond’s value of its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond’s rating. Subsequent to a bond’s purchase by the Fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

Duration. Duration is a measure of the expected life of a bond on a present value basis. Duration incorporates the bond’s yield, coupon interest payments, final maturity and call features into one measure and is one of the fundamental tools used by the Advisor in portfolio selection and yield curve positioning for the Fund’s bond investments. Duration was developed as a more precise alternative to the concept “term to maturity.” Traditionally, a bond’s “term to maturity” has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term to maturity” measures only the time until the scheduled final payment on the bond, taking no account of the pattern of payments prior to maturity.

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Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be made, and weights them by the present values of the cash to be received at each future point in time. For any bond with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending on its coupon and the level of market yields, a Treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.

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Duration allows the Advisor to make certain predictions as to the effect that changes in the level of interest rates will have on the value of the Fund’s portfolio of bonds. For example, when the level of interest rates increases by 1%, a bond having a positive duration of three years generally will decrease by approximately 3%. Thus, if the Advisor calculates the duration of the Fund’s portfolio of bonds as three years, it normally would expect the portfolio to change in value by approximately 3% for every 1% change in the level of interest rates. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than indicated in the above example. Moreover, in the case of mortgage-backed and other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of the Fund’s portfolio of bonds may vary in relation to interest rates by a greater or lesser percentage than indicated by the above example.

The Fund’s investment in futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen portfolio duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.
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There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities’ interest rate exposure. In these and other similar situations, the Advisor will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.
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Convertible securities. The Fund may invest in convertible securities. Convertible securities are fixed income securities (i.e., a bond) or preferred stock, which may be exchanged for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. The provisions of any convertible security determine its seniority in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on the company’s assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder’s claims on the company’s assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders. While providing a fixed income component (generally higher in yield than the income derivable from common stock but lower than the income afforded by a similar

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non-convertible security), a convertible security also enables the investor also to participate in capital appreciation should the market price of the underlying common stock rise.
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Foreign investments. The Fund may invest in securities of foreign issuers that are not publicly traded in the United States, and of governmental and supranational entities (entities established or financially supported by national governments of two or more countries to promote reconstruction or development).

Investing in foreign issuers involves risks, including those set forth in the Fund’s Prospectus that are not typically associated with investing in US issuers. There is generally less information available to the public about non-US issuers and less government regulation and supervision of non-US stock exchanges, brokers and listed companies. Non-US companies are not subject to uniform global accounting, auditing and financial reporting standards, practices and requirements. Securities of some non-US companies are less liquid and their prices more volatile than securities of comparable US companies. Securities trading practices abroad may offer less protection to investors. Settlement of transactions in some non-US markets may be delayed or may be less frequent than in the United States, which could affect the liquidity of the Fund. Additionally, in some countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of securities, property or other assets of the Fund, political or social instability, or diplomatic developments which could affect US investments in those countries. The Advisor will take these factors into consideration in managing the Fund’s investments. The Fund reserves the right to invest a substantial portion of its assets in one or more countries if economic and business conditions warrant such investments.

The securities of foreign issuers are frequently denominated in foreign currencies, and the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies. Therefore, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. The US dollar market value of the Fund’s investments and of dividends and interest earned by the Fund may be significantly affected by changes in currency exchange rates. The Fund may, but is not required to, enter into forward foreign currency exchange contracts, futures, options or swaps in order to hedge, or enhance returns from, portfolio holdings and commitments against changes in currency rates. Although the Fund may attempt to manage currency exchange rate risk, there is no assurance that the Fund will do so at an appropriate time or that it will be able to predict exchange rates accurately.

Emerging markets investments. The Fund may invest in debt securities of emerging markets issuers, or securities with respect to which the return is derived from debt securities of issuers in emerging markets. Debt securities of emerging market issuers include securities issued by government and government-related entities, corporations and entities organized to restructure outstanding debt of such issuers. The Fund’s investments in emerging market government and government-related securities may consist of: (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries (including participations in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging market countries and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above. Except as noted, the Fund’s investments in the fixed income securities of emerging market issuers may include investments in structured securities, loan participation and assignments of sovereign debt obligations and Brady Bonds.

Risks of investing in emerging markets. There are additional risks inherent in investing in less developed countries that are applicable to the Fund. The Fund considers a country to be an “emerging market” if it is defined as an emerging or developing economy by any one of the following: the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. An emerging market security is a security issued by a government or other issuer that, in the opinion of the Advisor, has one or more of the following characteristics: (i) the principal trading market of the security is an emerging market; (ii) the primary revenue of the issuer (at least 50%) is generated from goods produced or sold, investments made or services performed in an emerging market country; or (iii) at least 50% of the assets of the issuer are situated in emerging market countries.

Compared to the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additional factors that may influence the ability or willingness to service debt include, but are not limited to: a country’s cash flow situation; the availability of sufficient foreign exchange on the date a payment is due; the relative size of its debt service burden to the economy as a whole; its government’s policy towards the International Monetary Fund, the World Bank and other international agencies; and the political constraints to which a government debtor may be subject.

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The ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment.

The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer’s ability or willingness to service its debts in a timely manner.

The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates, which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a governmental issuer to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing, a governmental issuer may default on its obligations. If such a default occurs, the Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting country itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

The issuers of the government and government-related debt securities in which the Funds expect to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related debt securities in which the Funds may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Payments to holders of the high yield, high risk, foreign debt securities in which the Fund may invest may be subject to foreign withholding and other taxes. Although the holders of foreign government and government-related debt securities may be entitled to tax gross-up payments from the issuers of such instruments, there is no assurance that such payments will be made.

Russian securities transactions. The Fund may invest in securities of Russian companies. The registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of shares in Russian companies is evidenced by entries in a company’s share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and the Fund could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss

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of share registration. Although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company’s shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent the Fund from investing in the securities of certain Russian companies deemed suitable by the Advisor and could cause a delay in the sale of Russian securities by the Fund if the company deems a purchaser unsuitable, which may expose the Fund to potential loss on its investment.

In light of the risks described above, the Board has approved certain procedures concerning the Fund’s investments in Russian securities. Among these procedures is a requirement that the Fund will not invest in the securities of a Russian company unless that issuer’s registrar has entered into a contract with the Fund’s sub-custodian containing certain protective conditions including, among other things, the sub-custodian’s right to conduct regular share confirmations on behalf of the Fund. This requirement will likely have the effect of precluding investments in certain Russian companies that the Fund would otherwise make.

Structured securities. The Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. The cash flow of the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Fund invests typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Thus, the Fund’s investments in Structured Securities will be limited by the Fund’s prohibition on investing more than 15% of its net assets in illiquid securities.

Loan participations and assignments of sovereign debt obligations. The Fund may invest in fixed rate and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are expected in most instances to be in the form of a participation in loans (“Participation”) and assignments of all or a portion of Loans (“Assignments”) from third parties. The Fund will have the right to receive payments

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of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower.

In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid subjecting purchasers of Participations to the credit risk of the Lender with respect to the Participations. Even under such a structure, in the event of the Lender’s insolvency, the Lender’s servicing of the Participation may be delayed and the assignability of the Participation may be impaired. The Fund will acquire the Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Advisor to be creditworthy.

When the Fund purchases Assignments from Lenders, it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Brady Bonds. The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former US Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Morocco, Nicaragua, Nigeria, Panama, Peru, the Philippines, Poland, Russia, Uruguay, Venezuela and Vietnam. Brady Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the US dollar) and are actively traded in over-the-counter secondary markets. Dollar denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating rate bonds, are generally collateralized in full as to principal by US treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative. There can be no assurance that the Brady Bonds in which the Fund invests will not be subject to restructuring or to requests for a new credit arrangement which may cause the Fund to suffer a loss of interest or principal in any of its holdings.

Mortgage-backed securities and mortgage pass-through securities. The Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations

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as further described below. The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see “Collateralized Mortgage Obligations”) and in other types of mortgage-related securities.

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (“GNMA”) is backed by GNMA and the full faith and credit of the US government. These guarantees, however, do not apply to the market value of Fund shares. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. In general, mortgage-backed securities issued by US government agencies or instrumentalities other than GNMA are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Bank are supported by the issuer’s right to borrow from the US Treasury. Obligations issued by Fannie Mae and Freddie Mac are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Although the US government and its agencies provide financial support to such entities, no assurances can be given that they will always do so. Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities and reduce returns. The Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of noncallable debt securities.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-backed securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payments dates regardless of whether or not the mortgagor actually makes the payment.

Any discount enjoyed on the purchases of a pass-through type mortgage-backed security will likely constitute market discount. As the Fund receives principal payments, it will be required to treat as ordinary income an amount equal to the lesser of the amount of the payment or the “accrued market discount.” Market discount is to be accrued either under a constant rate method or a proportional method. Pass-through type mortgage-backed securities purchased at a premium to face will be subject to a similar rule requiring

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recognition of an offset to ordinary interest income, an amount of premium attributable to the receipt of principal. The amount of premium recovered is to be determined using a method similar to that in place for market discount. A Fund may elect to accrue market discount or amortize premium notwithstanding the amount of principal received, but such election will apply to all bonds held and thereafter acquired unless permission is granted by the Commissioner of the Internal Revenue Service to change such method.

The principal governmental guarantor of mortgage-related securities is GNMA, which is a wholly owned US government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the US government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages which are insured by the Federal Housing Authority or guaranteed by the Veterans Administration. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and should be viewed as an economic offset to interest to be earned. If prepayments occur, less interest will be earned and the value of the premium paid will be lost.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Mortgage-related securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage related securities that have a government or government-related guarantor. As a result, the mortgage loans underlying private mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities. Nongovernmental issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a pool issued by a private issuer may vary to a greater extent than those included in a government guaranteed pool, and the pool may include sub-prime mortgage loans and Alt-A loans. Sub-prime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans are considered riskier than prime loans but less risky than sub-prime loans. There are various factors, including higher loan to value and debt to income ratios or inadequate documentation of income, assets or credit history, that classify a loan as Alt-A. For these reasons, the loans underlying these securities have had, in many cases, higher default rates than those loans that meet government underwriting requirements. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and

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letters of credit. The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee or guarantees, even if through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Fund’s quality standards.

Although the market for such securities has become increasingly liquid over the past few years, currently, the market for such securities is experiencing a period of extreme volatility, which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market. However, these concerns have since expanded to include a broad range of mortgage-backed and asset-backed securities, as well as other fixed-income securities. These securities are more difficult to value and may be hard to sell. In addition, in general, securities issued by certain private organizations may not be readily marketable.

Collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). The Fund may invest in CMOs and REMICs. A CMO is a debt security on which interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or Fannie Mae, and their income streams. The Fund may also invest in CMO Floaters. A CMO Floater is a CMO where the coupon is reset each period at a specific spread over the London Interbank Offered Rate (“LIBOR”) rate of interest.

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CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.
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REMICs are similar to CMOs in that they issue multiple classes of securities. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will purchase only regular interests in REMICs. REMIC regular interests are treated as debt of the REMIC and income/discount thereon must be accounted for on the “catch-up method,” using a reasonable prepayment assumption under the original issue discount rules of the Code.

Other mortgage-related securities. The Fund may invest in other mortgage-related securities. The Advisor expects that governmental, government-related or private entities

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may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund’s investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Asset-backed securities. The Fund may invest a portion of its assets in debt obligations known as “asset-backed securities.” The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as “pass through certificates” or “collateralized obligations.” Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.
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Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot adequately or in many cases, ever, be established.
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Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issuance of asset-backed securities is generally based on historical credit information about the degree of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issuance of asset-backed securities.

Dollar rolls. The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased typically will be of the same type and will have the

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same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Fund is compensated by the difference between the current sales price and the price for the future purchase, as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income. The Fund intends to enter into dollar rolls only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve. The Trust does not believe the Fund’s obligations under dollar rolls are senior securities and accordingly, the Fund, as a matter of nonfundamental policy, will not treat dollar rolls as being subject to its borrowing or senior securities restrictions. However, the Fund’s custodian will maintain Segregated Assets equal in value to the purchase price and the interest rate payable on the securities which are fixed on the purchase commitment date or at the time of settlement for dollar rolls, marked-to-market daily in accordance with pertinent SEC positions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

When-issued securities. The Fund may purchase securities offered on a “when-issued” or “delayed delivery” basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or delayed delivery securities take place at a later date. The Fund does not earn interest on such securities it has committed to purchase until they are paid for and delivered on the settlement date. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that the Fund will commit to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. When the Fund commits to purchase securities on a when-issued or delayed-delivery basis it will designate Segregated Assets, marked-to-market daily, in an amount equal in value to the purchase price and the interest rate payable on the securities which are fixed on the purchase commitment date or at the time of settlement. At the time the Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or delayed delivery securities may be more or less than the purchase price. The Advisor does not believe that the Fund’s net asset value or income will be adversely affected by its purchase of securities on a when-issued or delayed delivery basis.

Inflation linked securities. The Fund may invest in inflation linked securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. Inflation linked securities include Treasury Inflation Protected Securities (“TIPS”), which are securities issued by the US Treasury. The interest rate paid by TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (CPI). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS’ principal amount will not drop below its face amount at maturity. In exchange for the inflation protection, TIPS generally pay lower interest rates

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than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Other issuers of inflation linked debt securities include other US government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.
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While inflation linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
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Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
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Investment company securities and investments in affiliated investment companies.

To the extent permitted by the 1940 Act and an exemptive order issued by the SEC (as described below), the Fund may invest indirectly in securities of a particular market to gain exposure to certain asset classes by investing in Underlying Funds and other investment companies to the extent that such purchases are consistent with the Fund’s investment objectives and restrictions. Section 12(d)(1) under the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund’s total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. The Fund, however, relies on the exemptions provided in Section 12(d)(1)(G) and Rule 12d1-2 under the 1940 Act, which allow the Fund to invest in affiliated investment companies in excess of the Section 12(d)(1) limits, provided certain conditions are met, as well as directly in securities and shares of unaffiliated investment companies. The Fund also relies on an exemptive order received by the Trust from the SEC that allows the Fund to rely on the exemptions provided by 12(d)(1)(G) and Rule 12d1-2 while investing directly in futures contracts, options on futures contracts, swap agreements, other derivatives and all other kinds of financial instruments that may not be within the meaning of the definition of “securities” under the 1940 Act, provided that the Fund invests in such instruments in accordance with its investment objectives, policies, strategies and limitations.

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As a shareholder of an Underlying Fund or another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees, if applicable. With respect to the Underlying Funds, however, the Fund does not pay fees in connection with its investment in the Underlying Funds, but does bear the expenses associated with such investments.

Eurodollar securities. The Fund may invest in Eurodollar securities, which are fixed income securities of a US issuer or a foreign issuer that are issued outside the United States. Interest and dividends on Eurodollar securities are payable in US dollars.

Zero coupon and delayed interest securities. The Fund may invest in zero coupon or delayed interest securities which pay no cash income until maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and value at maturity. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities are generally more volatile and more likely to respond to changes in interest rates than the market prices of securities having similar maturities and credit qualities that pay interest periodically. Current federal income tax law requires that a holder of a zero coupon or delayed interest security report as income each year the portion of the original issue discount on such security (other than tax-exempt original issue discount) that accrues that year, even though the holder receives no cash payments of interest during the year.
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Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.
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Zero coupon securities include securities issued directly by the US Treasury, and unmatured interest coupons and receipts for underlying principal (“coupons”) of US Treasury securities, which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the “corpus”) of the US Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and Certificate of Accrual on Treasuries (“CATs”). The underlying US Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the

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owners thereof. The staff of the Commission does not consider such privately stripped obligations to be US government securities, as defined in the 1940 Act.

The US Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on US Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the US Treasury is known as “Separate Trading of Registered Interest and Principal of Securities” or “STRIPS.” Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying US Treasury securities.
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When US Treasury securities have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the US Treasury sells itself. These stripped securities are also treated as zero coupon securities with original issue discount for federal tax purposes.
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Pay-in-kind bonds. The Fund may invest in pay-in-kind bonds. Pay-in-kind bonds are securities which pay interest through the issuance of additional bonds. The Fund will be deemed to receive interest over the life of such bonds and be treated for federal income tax purposes as if interest were paid on a current basis, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature.

To-be-announced securities. The Fund may invest in to-be-announced securities. A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a GNMA pass-through security, that is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. When the Fund commits to purchase a TBA, it will designate cash or liquid securities on the books of its custodian, marked-to-market daily, in an amount to cover the commitment. TBAs increase interest rate risks because the underlying mortgages maybe less favorable than anticipated by the Fund.

Loan participations and assignments. The Fund may invest up to 5% of its net assets in the UBS Opportunistic Loan Relationship Fund, a series of the URF Trust (the “Loan Fund”), to gain exposure to the global loan market. The Loan Fund primarily invests in

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floating, variable and fixed rate loans made to or issued by US and non-US companies and partnerships typically through loan assignments, but also through participations in loans. The Loan Fund primarily invests in senior secured loans, but may also purchase senior unsecured, subordinated, and junior loans. Loans in general are subject to the general risks of fixed income investing including credit, prepayment, extension and, to a lesser extent, interest rate risks. The possible fluctuations in the Loan Fund’s value would directly affect the value of the Fund to the extent that the Fund is invested in the Loan Fund and, therefore, the Fund is subject to the same risks as the Loan Fund.

A senior loan is typically originated, negotiated and structured by a US or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors. The Agent typically administers and enforces the loan on behalf of the other loan investors and typically holds any collateral on behalf of the loan investors. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Senior loans typically hold the most senior position in the capital structure of a business entity, and therefore have priority over the claims of most or all other creditors on the borrower’s cash flow in the event of default. Senior secured loans are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. Senior unsecured loans are not supported by collateral and, in such cases, the Loan Fund would not have a claim on any specific asset or stock of the borrower, which results in a greater risk of loss. The proceeds of senior loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. The amount of public information available with respect to senior loans may be less extensive than that available for registered or exchange listed securities.

Junior loans or second lien loans are subject to the same general risks inherent to any loan investment, but due to their lower place in a borrower’s capital structure and possible unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower. A junior loan may have a claim on the same collateral pool as the senior loan or it may be secured by a separate set of assets, such as property, plants, or equipment.

The Loan Fund purchases loans primarily through assignments, but may also purchase participation interests in loans. The agent and the original lenders of a loan typically have the right to sell interests (“participations”) in their share of the loan to other participants or to assign all or a portion of their interests (“assignments”) in the loan to other parties. When the Loan Fund purchases an assignment, it typically has a direct contractual relationship with the borrower and may enforce compliance by the borrower with the terms of the loan agreement. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement of the assigning loan investor and becomes a loan investor under the loan agreement with the same rights and obligations as the assigning loan investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning loan investor.

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When the Loan Fund acquires a participation in a loan, it typically has a contractual relationship only with the lender, not with the borrower, and, therefore, the Loan Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Loan Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In connection with purchasing participations, the Loan Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation. As a result, the Loan Fund assumes the credit risk of both the borrower and the loan investor selling the participation. Certain participations may be structured in a manner designed to avoid purchasers of participations being subject to the credit risk of the lender with respect to the participation. Even under such a structure, in the event of the lender’s insolvency, the lender’s servicing of the participation may be delayed and the assignability of the participation may be impaired. The Loan Fund will acquire participations only if the lender interpositioned between the Loan Fund and the borrower is determined by the Advisor to be creditworthy. In the event of the insolvency of the loan investor selling a participation, the Loan Fund may be treated as a general creditor of such loan investor. The selling loan investors and other persons interpositioned between such loan investors and the Loan Fund with respect to such participations will likely conduct their principal business activities in the banking, finance and financial services industries.

The rate of interest payable on floating rate corporate loans or corporate debt securities is established as the sum of a base lending rate, such as the London Inter-Bank Offered Rate (LIBOR), plus a specified margin (typically between 2% to 4%). The Advisor believes that such spreads significantly reduce the impact of interest rate movements as compared to other debt securities. The interest rate on LIBOR-based loans and securities is reset periodically, typically at regular intervals ranging between 30 and 90 days. In the alternative, a portion of the Loan Fund’s investments may consist of loans with interest rates that are fixed for the term of the loan. Investment with longer interest rate reset periods or fixed interest rates may increase fluctuations in the Loan Fund’s share price as a result of changes in interest rates.

Loans are generally not traded on a national securities exchange, but are traded on active secondary markets. Economic and other events (whether real or perceived) can reduce the demand for certain loans or loans generally, which may reduce market prices and cause the Loan Fund’s net asset value per share to fall. The frequency and magnitude of such changes cannot be predicted. No active trading market may exist for some loans and certain loans may be subject to restrictions on resale. In addition, a secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability of the Loan Fund to realize full value and thus cause a decline in its net asset value.

The Advisor has chosen to remain on the public side of all loan transactions by refusing access to non-public information about a borrower that may otherwise be available to the portfolio manager or his team as a consequence of typical loan terms requiring borrowers to provide non-public information periodically to lenders. The Adviser refuses such non-public information as the receipt of such information would require the portfolio manager

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and his team to be “walled off” from other portfolio managers, traders and research staff, which would inhibit the Loan Fund’s opportunity to leverage research and analysis from other portfolio management teams and may increase the costs of the Loan Fund. However, by not receiving the non-public information about a borrower, the portfolio manager and credit analysts may not receive certain information to which the Loan Fund would otherwise have been entitled that otherwise may have affected its decision to invest in the loan. In certain instances, however, the Advisor may seek access to non-public information with respect to a particular loan currently held by the Loan Fund if the loan has defaulted or is in danger of default or if the Fund is a material holder of the loan during a significant change in the terms of the loan. In these situations the Advisor may be restricted from trading the loan or other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

Structured notes. Structured notes are derivative debt securities, the interest rate and/or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured notes is determined by reference to changes in the return, interest rate or value at maturity of a specific asset, reference rate or index (the “reference instrument”) or the relative change in two or more reference instruments. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference instruments. Structured notes may be positively or negatively indexed, so that an increase in value of the reference instrument may produce an increase or a decrease in the interest rate or value of the structured note at maturity. In addition, changes in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such note may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities. In order to cover structured notes, a Fund, to the extent required by the SEC, will maintain Segregated Assets in accordance with SEC positions to cover its obligations with respect to such instruments.

Credit-linked securities. The Fund may invest in credit-linked securities. Credit-linked securities are debt securities that represent an interest in a pool of, or are otherwise collateralized by, one or more corporate debt obligations or credit default swaps on corporate debt or bank loan obligations. Such debt obligations may represent the obligations of one or more corporate issuers. The Fund has the right to receive periodic interest payments from the issuer of the credit-linked security (usually the seller of the underlying credit default swap(s)) at an agreed-upon interest rate, and a return of principal at the maturity date.

The Fund bears the risk of loss of their principal investments, and the periodic interest payments expected to be received for the duration of its investment in the credit-linked security, in the event that one or more of the debt obligations underlying bonds or debt obligations underlying the credit default swaps go into default or otherwise become non-performing. Upon the occurrence of such a credit event (including bankruptcy, failure to

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timely pay interest or principal, or a restructuring) with respect to an underlying debt obligation (which may represent a credit event of one or more underlying obligors), the Fund will generally reduce the principal balance of the related credit-linked security by the Fund’s pro rata interest in the par amount of the defaulted underlying debt obligation in exchange for the actual value of the defaulted underlying obligation or the defaulted underlying obligation itself, thereby causing the Fund to lose a portion of its investment. As a result, on an ongoing basis, interest on the credit-linked security will accrue on a smaller principal balance and a smaller principal balance will be returned at maturity. To the extent a credit-linked security represents an interest in underlying obligations of a single corporate issuer, a credit event with respect to such issuer presents greater risk of loss to the Fund than if the credit-linked security represented an interest in underlying obligations of multiple corporate issuers.

In addition, the Fund bears the risk that the issuer of the credit-linked security will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of its investment and the remaining periodic interest payments thereon.

An investment in credit-linked securities also involves reliance on the counterparty to the swap entered into with the issuer to make periodic payments to the issuer under the terms of the credit default swap. Any delay or cessation in the making of such payments may be expected in certain instances to result in delays or reductions in payments to the Fund as an investor in such credit-linked securities. Additionally, credit-linked securities are typically structured as limited recourse obligations of the issuer of such securities such that the securities issued will usually be obligations solely of the issuer and will not be obligations or responsibilities of any other person.

Most credit-linked securities are structured as Rule 144A securities so that they may be freely traded among institutional buyers. The Fund will generally only purchase credit-linked securities that are determined to be liquid in accordance with the Fund’s liquidity guidelines. However, the market for credit-linked securities may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. In certain cases, a market price for a credit-linked security may not be available or may not be reliable, and the Fund could experience difficulty in selling such security at a price the investment manager believes is fair. In the event a credit-linked security is deemed to be illiquid, the Fund will include such security in calculating its limitation on investments in illiquid securities.

The value of a credit-linked security will typically increase or decrease with any change in value of the underlying debt obligations, if any, held by the issuer and the credit default swap. Further, in cases where the credit-linked security is structured such that the payments to the Fund are based on amounts received in respect of, or the value of performance of, any underlying debt obligations specified in the terms of the relevant credit default swap, fluctuations in the value of such obligation may affect the value of the credit-linked security.

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The collateral of a credit-linked security may be one or more credit default swaps, which are subject to additional risks. See the Appendix of this SAI for a description of additional risks associated with credit default swaps.
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Other investments. The Fund Board may, in the future, authorize the Fund to invest in securities other than those described herein or in the Prospectus, provided such investment would be consistent with the applicable Fund’s investment objective and would not violate any fundamental investment policies or restrictions applicable to the Fund.

Strategies using derivative instruments

Swaps. The Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default swaps and the purchase or sale of related caps, floors, collars and other derivative instruments. The Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Advisor is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, the Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

The Fund also may enter into credit default swap agreements. The Fund may enter into a credit default swap on a single security or instrument or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the “par

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value” (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or the seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation.

Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Fund. When the Fund acts as a seller of a credit default swap, the Fund is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The Advisor will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

The Advisor and the Trust do not believe that the Fund’s obligations under swap contracts are senior securities and, accordingly, the Fund will not treat them as being subject to its borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of Segregated Assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Fund is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and an amount of Segregated Assets having an aggregate market value at least equal to the accrued full notional value will be maintained to cover the transactions in accordance with SEC positions. To the extent that the Fund cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the

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Fund has valued the swap, the Fund will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Fund’s net assets.

Futures. The Fund may enter into contracts for the purchase or sale for future delivery of securities and indices. The Fund may also enter into contracts for the purchase or sale for future delivery of foreign currencies.

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month.

When the Fund enters into a futures transaction, it must deliver to the futures commission merchant (an “FCM”) selected by the Fund, an amount referred to as “initial margin.” The initial margin is required to be deposited in cash or government securities with an FCM. Minimum initial margin requirements are established by the futures exchange and FCMs may establish initial margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked-to-market daily. If a futures contact price changes to the extent that the margin deposit does not satisfy margin requirements, payment of a “variation margin” to be held by the FCM, will be required. Conversely, a reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of the Fund. The Fund may also effect futures transactions through FCMs who are affiliated with the Advisor or the Fund in accordance with procedures adopted by the Board.

The Fund will enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges. In addition, the Fund may sell stock index futures in anticipation of or during a market decline to attempt to offset the decrease in market value of its common stocks that might otherwise result; and it may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Futures contracts can be terminated by entering into offsetting transactions. In addition, the Fund may invest in futures contacts that are contractually required to be “cash-settled,” rather than requiring the delivery of the securities. The Fund will cover its obligations under the futures transactions in which it participates by either (i) holding offsetting positions that appropriately equal the daily market value of the Fund’s position in the futures contract (less the initial margin and any variation margins deposited with an FCM); or (ii) accruing such amounts on a daily basis and maintaining Segregated Assets to cover the futures contract. With respect to a futures contract that is contractually required to “cash-settle” the Fund is permitted to maintain Segregated Assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily

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net liability if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled future contracts the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. With respect to a futures contract that is not contractually required to “cash-settle,” the Fund must cover its open position by maintaining Segregated Assets equal to the contract’s full, notional value. However, the Fund may net non-cash settled futures contracts if the futures have the same expiration date and underlying instruments.

The Fund may enter into futures contracts to protect against the adverse effects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market. The Fund may also enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates, which would adversely affect the price of securities held in its portfolio, and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices that would reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

Options. The Fund may purchase and write call or put options on foreign or US securities and indices and enter into related closing transactions. The Fund may also purchase and write call options on particular market segment indices to achieve exposure to a specific industry. The Fund may also purchase and write options on futures contracts.

The Fund may invest in options that are either listed on US or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Fund’s ability to effectively hedge its securities. The Trust has been notified

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by the SEC that it considers over-the-counter options to be illiquid. Accordingly, the Fund will only invest in such options to the extent consistent with its 15% limit on investments in illiquid securities.

Purchasing call options — The Fund may purchase call options on securities. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Call writing — The Fund may write call options from time to time on such portions of its portfolio, without limit, as the Advisor determines is appropriate in seeking to achieve the Fund’s investment objective. The advantage to the Fund in writing calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period for a call option, the writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which the Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected once the option writer has received an exercise notice for such option.

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Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

The Fund will generally write call options on a covered basis. A call option written by the Fund is “covered” if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration maintained as Segregated Assets by the Fund’s custodian) upon conversion or exchange of other securities held by the Fund. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained as Segregated Assets by the Fund’s custodian.

From time to time, the Fund will write a call option that is not covered as indicated above but where the Fund’s custodian will maintain Segregated Assets for the term of the option having a value equal to the fluctuating market value of the optioned securities or currencies, marked-to-market daily in accordance with SEC positions. While such an option would be “covered” with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the Fund to the risks of writing uncovered options. When writing uncovered call options, the Fund is subject to the risk of having to purchase the security or currency subject to the option at a price higher than the exercise price of the option. As the price of a security or currency could appreciate substantially, the Fund’s loss could be significant.

Purchasing put options — The Fund may purchase put options. A put option purchased by the Fund gives it the right to sell one of its securities for an agreed upon price up to an agreed upon date. The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the

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premium paid for the option (“protective puts”). The ability to purchase put options will allow the Fund to protect unrealized gains in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option that it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.

The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing put options — The Fund may also write put options on a secured basis which means that the Fund’s custodian will maintain Segregated Assets in an amount not less than the exercise price of the option at all times during the option period. The amount of Segregated Assets will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Advisor wishes to purchase the underlying security for the Fund’s portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

Index options. The Fund may purchase exchange-listed call options on stock and fixed income indices and sell such options in closing sale transactions for hedging purposes. The Fund also may purchase call options on indices primarily as a substitute for taking positions in certain securities or particular market segments. The Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities.

In addition, the Fund may purchase put options on stock and fixed income indices and sell such options in closing sale transactions. The Fund may purchase put options on broad market indices in order to protect its fully invested portfolio from a general market decline. Put options on market segments may be bought to protect the Fund from a decline in the value of heavily weighted industries in the Fund’s portfolio. Put options on stock and fixed income indices may also be used to protect the Fund’s investments in the case of a major redemption.

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The Fund may also write (sell) put and call options on stock and fixed income indices. While the option is open, the Fund’s custodian will maintain Segregated Assets to cover the transactions, marked-to-market daily in accordance with SEC positions.

Options on indices are similar to regular options except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than (in the case of a call) or lesser than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple (the “multiplier”). The indices on which options are traded include both US and non-US markets.

Special risks of options on indices. The Fund’s purchases of options on indices will subject them to the risks described below.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security. Accordingly, successful use by the Fund of options on indices is subject to the Advisor’s ability to predict correctly the direction of movements in the market generally or in a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, the Fund would not be able to close out options which it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall “out-of-the-money,” the Fund will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

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Forward foreign currency contracts. The Fund may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Fund will account for forward contracts by marking-to-market each day at current forward contract values.

The Fund will only enter into forward contracts to sell, for a fixed amount of US dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when the Fund enters into a non-cash settled forward contract to sell an amount of foreign currency, the Fund’s custodian or sub-custodian will maintain Segregated Assets in an amount equal to the contract’s full, notional value. However, currency contracts with respect to identical currencies may be netted against each other and, in such cases, the Fund’s custodian or sub-custodian will maintain Segregated Assets in an amount equal to the net amount owed (the unrealized loss) by the Fund.

Non-deliverable forwards. The Fund may, from time to time, engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between the Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in US dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

When the Fund enters into a non-deliverable forward transaction, the Fund’s custodian will maintain Segregated Assets in an amount not less than the value of the Fund’s unrealized loss under such non-deliverable forward transaction. If the additional Segregated Assets decline in value or the amount of the Fund’s commitment increases because of changes in currency rates, additional cash or securities will be designated as Segregated Assets on a daily basis so that the value of the account will equal the amount of the Fund’s unrealized loss under the non-deliverable forward agreement.

Since the Fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation under the

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agreement. If the counterparty defaults, the Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.

In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, the Fund could sustain losses on the non-deliverable forward transaction. The Fund’s investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the US dollar or other currencies.

Options on foreign currencies. The Fund also may purchase and write put and call options on foreign currencies (traded on US and foreign exchanges or over-the-counter markets) to manage the Fund’s exposure to changes in currency exchange rates. The Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the dollar price of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the dollar price of such securities, the Fund may purchase call options on such currency.

The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to the Fund to be derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the

36

</r>

<r>
expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

The Fund may also engage in options transactions for non-hedging purposes. The Fund may use options transactions to gain exposure to a currency when the Advisor believes that exposure to the currency is beneficial to the Fund but believes that the securities denominated in that currency are unattractive.

The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is “covered” if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration maintained as Segregated Assets by the Fund’s custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained as Segregated Assets by the Fund’s custodian.

With respect to writing put options, at the time the put is written, the Fund’s custodian will maintain Segregated Assets in an amount equal in value to the exercise price of the put. The Segregated Assets will be maintained and marked-to-market daily until the put is exercised, has expired or the Fund has purchased a closing put of the same series as the one previously written.

Investment limitations of the Fund

Fundamental limitations. The investment limitations set forth below are fundamental policies and may not be changed by the Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in the Fund’s total assets will not be considered a violation. The Fund may not:

37

</r>

(1)	Purchase or sell real estate, except that the Fund may purchase or sell securities of real estate investment trusts;

(2)	Purchase or sell commodities, except that the Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts;
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(3)	Issue securities senior to the Fund’s presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from: (a) making any permitted borrowings, loans or pledges; (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions; or (c) making short sales of securities up to 10% of the Fund’s net assets to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof;
</r>
(4)	Make loans to other persons, except: (a) through the lending of its portfolio securities; (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans for investment purposes in accordance with its investment objectives and policies; and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;
<r>
(5)	Borrow money in excess of 33 1/3% of the value of its assets, except as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. All borrowings will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund’s assets, asset coverage of at least 300% is required;
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(6)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when selling its own shares; and

(7)	Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued to or guaranteed by the US government or any of its agencies) (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation).
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(8)	Purchase the securities of any one issuer (other than the US government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (a) more than 5% of the value of the Fund’s total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.
</r>

The Underlying Funds may have different fundamental and non-fundamental limitations from those of the Fund.

38

Organization of the Trust; trustees and officers; principal holders and management ownership of securities

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and the Fund.
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The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with UBS Global AM are listed below. None of the Trustees is an “interested person” (as defined in the 1940 Act) of the Trust. The Trustees may be referred to herein as “Independent Trustees.”

Independent trustees

		Term of		Number of
		office(1)		portfolios in
	Position(s)	and length		Fund complex	Other
Name, address	held with	of time	Principal occupation(s) during	overseen by	directorships
and age	Trust	served	past 5 years	Trustee	held by Trustee

Walter E. Auch(2)	Trustee	Since 2002	Mr. Auch is retired (since 1986).	Mr. Auch is a	Mr. Auch is a
6001 N. 62nd				trustee of three	trustee/director
Place				investment	of Advisors
Paradise Valley, AZ				companies	Series Trust (32
85253				(consisting of 55	portfolios) and
Age: 88				portfolios) for	Consulting
				which UBS Global	Group Capital
				AM or one of its	Markets Funds
				affiliates serves as	(11 portfolios).
				investment	Mr. Auch is also
				advisor, sub-	a member of the
				advisor or	Board of Sound
				manager.	Surgical
Technologies.

Adela Cepeda(2)	Trustee	Since 2004	Ms. Cepeda is founder and	Ms. Cepeda is a	Ms. Cepeda is
A.C. Advisory, Inc.			president of A.C. Advisory, Inc.	director or trustee	director of the
161 No. Clark			(since 1995).	of four investment	MGI Funds (7
Street				companies	portfolios) (since
Suite 4975				(consisting of 56	2005) and
Chicago, IL 60601				portfolios) for	director of
Age: 51				which UBS Global	Amalgamated
				AM or one of its	Bank of
				affiliates serves as	Chicago.
investment
advisor, sub-
advisor or
manager.

John J. Murphy(2)	Trustee	Since 2009	Mr. Murphy is the President of	Mr. Murphy is a	Mr. Murphy is a
268 Main Street			Murphy Capital Management	director or trustee	director of

39

</r>

<r>		Term of		Number of
		office(1)		portfolios in
	Position(s)	and length		Fund complex	Other
Name, address	held with	of time	Principal occupation(s) during	overseen by	directorships
and age	Trust	served	past 5 years	Trustee	held by Trustee

P.O. Box 718			(investment advice) (since 1983).	of three	Nicholas
Gladstone, NJ				investment	Applegate funds
07934				companies	(13 portfolios); a
Age: 65				(consisting of 55	director of Legg
				portfolios) for	Mason Equity
				which UBS Global	Funds (47
				AM or one of its	portfolios) (since
				affiliates serves as	2007); and a
				investment	trustee of
				advisor, sub-	Consulting
				advisor or	Group Capital
				manager.	Markets funds
(11 portfolios).

Frank K. Reilly(2)	Chairman	Since 2002	Mr. Reilly is a Professor at the	Mr. Reilly is a	Mr. Reilly is a
Mendoza College	and Trustee		University of Notre Dame since	director or trustee	Director of
of Business			1982.	of four investment	Discover Bank, a
University of Notre				companies	subsidiary of
Dame				(consisting of 56	Discover
Notre Dame, IN				portfolios) for	Financial
46556-5649				which UBS Global	Services.
Age: 73				AM or one of its
affiliates serves as
investment
advisor, sub-
advisor or
manager.

Edward M. Roob(2)	Trustee	Since 2002	Mr. Roob is retired (since 1993).	Mr. Roob is a	None.
841 Woodbine				director or trustee
Lane				of four investment
Northbrook, IL				companies
60002				(consisting of 56
Age: 74				portfolios) for
which UBS Global
AM or one of its
affiliates serves as
investment
advisor, sub-
advisor or
manager.

Abbie J. Smith(2)	Trustee	Since 2009	Ms. Smith is a Boris and Irene	Ms. Smith is a	Ms. Smith is a
The University of			Stern Professor of Accounting in	director or trustee	director of HNI
Chicago Booth			The University of Chicago Booth	of three	Corporation and
School of			School of Business (since 1980).	investment	chair of the
Business			In addition, Ms. Smith is the co-	companies	human
5807 S.			founding partner of Fundamental	(consisting of 55	resources and
Woodlawn Avenue			Investment Advisors (hedge fund)	portfolios) for	compensation
Chicago, IL 60637			(since 2008). Formerly, Ms. Smith	which UBS Global	committee

40
</r>

<r>		Term of		Number of
		office(1)		portfolios in
	Position(s)	and length		Fund complex	Other
Name, address	held with	of time	Principal occupation(s) during	overseen by	directorships
and age	Trust	served	past 5 years	Trustee	held by Trustee

Age: 56			was a Marvin Bower Fellow at	AM or one of its	(formerly known
			Harvard Business School (2001–	affiliates serves as	as HON
			2002).	investment	Industries Inc.)
				advisor, sub-	(office furniture)
				advisor or	(since 2000) and
				manager.	a director and
chair of the audit
committee of
Ryder System
Inc.
(transportation,
logistics and
supply- chain
management)
(since 2003). In
addition, Ms.
Smith is a
trustee/director
(since 2000) and
a member of the
audit committee
(since 2000) and
portfolio
performance
committee (since
2002) of the
Dimensional
Funds complex
(96 portfolios).

J. Mikesell	Trustee	Since 2004	Mr. Thomas is a principal with the	Mr. Thomas is a	Mr. Thomas is a
Thomas(2)			investment firm Castle Creek	director or trustee	director and
1353 Astor Street			Capital (since July 2008);	of four investment	chairman of the
Chicago, Illinois			President and CEO of First	companies	Audit Committee
60610			Chicago Bancorp. (since	(consisting of 56	for Northshore
Age: 58			November 2008) and CEO of	portfolios) for	University
			First Chicago Bank of Trust (since	which UBS Global	HealthSystem.
			November 2008). He is the	AM or one of its
			former President and CEO of	affiliates serves as
			Federal Home Loan Bank of	investment
			Chicago (2004 to March 2008).	advisor, sub-
			Mr. Thomas was an independent	advisor or
			financial advisor (2001 to 2004).	manager.
</r>
(1)	Each Trustee holds office for an indefinite term.

(2)	Each Trustee is also an Independent Trustee of UBS Supplementary Trust and UBS Private Portfolios Trust, which are both investment vehicles advised by UBS Global AM and are excluded from registration under the 1940 Act in reliance on the exemptions afforded by Section 3(c)(7) of the 1940 Act.

41

<r> Officers

Term of
	Position(s)	office+ and
Name, address and	held with the	length of
age	Trust	time served	Principal occupation(s) during past 5 years

Joseph J. Allessie*	Vice President	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which
Age: 43	and Assistant		he was a director) and deputy general counsel (since 2005) at
	Secretary		UBS Global AM (US) and UBS Global AM (collectively, “UBS
Global AM—Americas region”). Prior to joining UBS Global AM—
Americas region, he was senior vice president and general
counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that, Mr. Allessie was general counsel and secretary of GAM USA
Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the
GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies
(consisting of 106 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-
advisor or manager.

Thomas Disbrow*	Vice	Since 2004	Mr. Disbrow is an executive director (since 2007) (prior to which
Age: 43	President,	(Vice	he was a director) (since 2000) and head of the US mutual fund
	Treasurer and	President)	treasury administration department (since September 2006) of
	Principal	and 2006	UBS Global AM— Americas region. Mr. Disbrow is a vice
	Accounting	(Treasurer	president and treasurer and/or principal accounting officer of 21
	Officer	and	investment companies (consisting of 106 portfolios) for which
		Principal	UBS Global AM—Americas region or one of its affiliates serves as
		Accounting	investment advisor, sub-advisor or manager.
Officer)

Michael J. Flook*	Vice President	Since 2006	Mr. Flook is an associate director and a senior manager of the US
Age: 44	and Assistant		mutual fund treasury administration department of UBS Global
	Treasurer		AM—Americas region (since 2006). Prior to joining UBS Global
AM—Americas region, he was a senior manager with The
Reserve (asset management firm) from May 2005 to May 2006.
Prior to that, he was a senior manager with PFPC Worldwide
since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies (consisting of 106
portfolios) for which UBS Global AM— Americas region or one of its affiliates serves as investment advisor, sub-advisor or
manager.

Mark F. Kemper**	Vice President	Since 1999	Mr. Kemper is general counsel of UBS Global AM—Americas
Age: 51	and Secretary	and 2004,	region (since 2004). Mr. Kemper also is a managing director of
		respectively	UBS Global AM—Americas region (since 2006). He was deputy
general counsel of UBS Global AM from July 2001 to July 2004.
He has been secretary of UBS Global AM—Americas region
since 1999 and assistant secretary of UBS Global Asset
Management Trust Company since 1993. Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies
(consisting of 106 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-
advisor or manager.

Joanne M. Kilkeary*	Vice President	Since 2006	Ms. Kilkeary is a director (since 2005) and a senior manager

42

</r>

<r>		Term of
	Position(s)	office+ and
Name, address and	held with the	length of
age	Trust	time served	Principal occupation(s) during past 5 years

Age: 41	and Assistant		(since 2004) of the US mutual fund treasury administration
	Treasurer		department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment
companies (consisting of 106 portfolios) for which UBS Global
AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Tammie Lee*	Vice President	Since 2005	Ms. Lee is a director and associate general counsel of UBS
Age: 38	and Assistant		Global AM— Americas region (since 2005). Prior to joining UBS
	Secretary		Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003
to 2005. Prior to that, she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments
from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies (consisting of 106
portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or
manager.

Steven LeMire*	Vice President	Since 2007	Mr. LeMire is a director and senior manager of the US mutual
Age: 39	and Assistant		fund treasury administration department of UBS Global AM—
	Treasurer		Americas region (since October 2007). Prior to joining UBS
Global AM—Americas region, he was an independent consultant
with Third River Capital, LLC (formerly Two Rivers Capital, LLC)
(from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset
Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice
president and assistant treasurer of 21 investment companies
(consisting of 106 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-
advisor or manager.

Joseph McGill*	Vice President	Since 2004	Mr. McGill is managing director (since 2006) and chief compliance
Age: 47	and Chief		officer (since 2003) at UBS Global AM— Americas region. Prior to
	Compliance		joining UBS Global AM—Americas region, he was assistant
	Officer		general counsel at J.P. Morgan Investment Management (from
1999 to 2003). Mr. McGill is a vice president and chief compliance officer of 21 investment companies (consisting of 106 portfolios)
for which UBS Global AM— Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy Osborn*	Vice President	Since 2007	Mrs. Osborn is an associate director and a senior manager of the
Age: 42	and Assistant		US mutual fund treasury administration department of UBS Global
	Treasurer		AM—Americas region (since 2006). Prior to joining UBS Global
AM— Americas region, she was an Assistant Vice President with
Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies
(consisting of 106 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-
advisor or manager.

Eric Sanders*	Vice President	Since 2005	Mr. Sanders is a director and associate general counsel of UBS

43
</r>

<r>		Term of
	Position(s)	office+ and
Name, address and age	held with the	length of
	Trust	time served	Principal occupation(s) during past 5 years

Age: 43	and Assistant		Global AM— Americas region (since 2005). From 1996 until June
	Secretary		2005, he held various positions at Fred Alger & Company,
Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 106 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Andrew Shoup*	Vice President	Since 2006	Mr. Shoup is a managing director and global head of fund
Age: 52	and Chief		treasury administration department of UBS Global AM—Americas
	Operating		region (since July 2006). Prior to joining UBS Global AM—
	Officer		Americas region, he was chief administrative officer for the Legg
Mason Partner Funds (formerly Smith Barney, Salomon Brothers and CitiFunds mutual funds) from November 2003 to July 2006.
Prior to that, he held various positions with Citigroup Asset
Management and related Companies with their domestic and
offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief
operating officer of 21 investment companies (consisting of 106 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Kai R. Sotorp**	President	Since 2006	Mr. Sotorp is Head—Americas for UBS Global Asset
Age: 50			Management (since 2004); a member of the UBS Group
Managing Board (since 2003) and a member of the UBS Global
Asset Management Executive Committee (since 2001). Prior to
his current role, Mr. Sotorp was head of UBS Global Asset
Management—Asia Pacific (2002 to 2004), covering Australia,
Japan, Hong Kong, Singapore and Taiwan; head of UBS Global
Asset Management (Japan) Ltd. (2001 to 2004); representative director and president of UBS Global Asset Management (Japan)
Ltd. (2000 to 2004); and member of the board of Mitsubishi
Corp.—UBS Realty Inc. (2000 to 2004). Mr. Sotorp is president of
21 investment companies (consisting of 106 portfolios) for which
UBS Global Asset Management—Americas region or one of its
affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller*	Vice President	Since 2004	Mr. Weller is an executive director and senior associate general
Age: 47	and Assistant		counsel of UBS Global AM—Americas region (since 2005) and
	Secretary		has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 21 investment companies (consisting of 106 portfolios) for which UBS Global
AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.
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† Officers	of the Trust are appointed by the Trustees and serve at the pleasure of the Board.

*	This person’s business address is 51 West 52nd Street, New York, NY 10019-6114.

**	This person’s business address is One North Wacker Drive, Chicago, IL 60606.

44

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Aggregate dollar range of equity securities
in all registered investment companies
overseen by trustee for which UBS Global
	Dollar range of equity	AM or an affiliate serves as investment
Independent trustee	securities in trust†	advisor, sub-advisor or manager†

Walter E. Auch	None	None
Adela Cepeda	None	None
John J. Murphy	None	None
Frank K. Reilly	None	None
Edward M. Roob	None	None
Abbie J. Smith	None	None
J. Mikesell Thomas	None	None

†	Information regarding ownership is as of December 31, 2008.
</r>

Note regarding ranges: In disclosing the dollar range of equity securities beneficially owned by a Trustee in these columns, the following ranges will be used: (i) none; (ii) $1-10,000; (iii) $10,001-$50,000; (iv) $50,001-$100,000; or (v) over $100,000.

Information about independent trustee ownership of securities issued by UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (US)
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[TO BE CONFIRMED IN RULE 485(b) FILING]

As of December 31, 2008, the Independent Trustees did not own any securities issued by UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (US).

Compensation table [TO BE PROVIDED IN RULE 485(b) FILING]

	Annual aggregate	Pension or	Total compensation
	compensation from	retirement benefits	for the trust and
	UBS Global AM on	accrued as part of	fund complex paid
Name and position held	behalf of the trust(1)	fund expenses	to trustees(2)

Walter E. Auch, Trustee	$[____]	N/A	$[____]
Adela Cepeda, Trustee	$[____]	N/A	$[____]
John J. Murphy, Trustee(3)	$0	N/A	$0
Frank K. Reilly, Trustee	$[____]	N/A	$[____]
Edward M. Roob, Trustee	$[____]	N/A	$[____]
Abbie J. Smith, Trustee(3)	$0	N/A	$0
J. Mikesell Thomas, Trustee(4)	$[____]	N/A	$[____]

(1)	Represents aggregate annual compensation paid by UBS Global AM on behalf of the Trust to each Trustee indicated for the fiscal year ended December 31, 2008.

(2)	This amount represents the aggregate amount of compensation paid to the Trustees for service on the Board of Directors/Trustees of four registered investment companies (three registered
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45

<r>	investment companies with regard to Mr. Auch) managed by UBS Global AM or an affiliate for the fiscal year ending December 31, 2008.

(3)	Mr. Murphy and Ms. Smith did not serve as Trustees of the Trust until January 1, 2009; therefore neither received any compensation from the Trust or the Fund as of December 31, 2008.

(4)	These amounts include compensation paid to Mr. Thomas for his service as the liaison for the Board of Trustees for purposes of the UBS Global AM Profitability Working Group.

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No officer or Trustee of the Trust who is also an officer or employee of the Advisor receives any compensation from the Trust for services to the Trust.

Each Independent Trustee receives for his or her service to the Fund complex (which consists of the Trust, three other registered investment companies and two unregistered investment companies), an annual retainer of $160,000 paid quarterly for serving as a Board member. In addition, the chairman of the Board, for serving as chairman of the Board; the chairman of the Audit Committee, for serving as chairman of the Audit Committee; and the chairman of the Nominating, Compensation and Governance Committee, for serving as chairman of the Nominating, Compensation and Governance Committee, each receive from the Fund complex, for his or her service, an annual retainer of $20,000, $15,000 and $7,500, respectively. The Fund complex also reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at Board meetings.
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Each Trustee sits on the Trust’s Audit Committee, which has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of the Fund’s financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Audit Committee met three times during the fiscal year ended December 31, 2008.

Each Trustee sits on the Trust’s Nominating, Compensation and Governance Committee (the “Nominating Committee”), which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) review Board governance procedures and recommend any appropriate changes to the full Board; (iii) periodically review Independent Trustees compensation and recommend any changes to the Independent Trustees as a group; and (iv) make recommendations to the full Board for nominations for membership on all committees, review all committee assignments annually and periodically review the responsibilities and need for all committees of the Board.

The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Trust’s outstanding shares and (ii) has been a shareholder of at least 1/2 of 1% of the Trust’s total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the

46

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chairperson of the Nominating Committee, Mr. Walter Auch, care of the Secretary of the Trust at UBS Global Asset Management, One North Wacker Drive, Chicago, Illinois 60606 and indicate on the envelope “Nominating Committee.” The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each class and series of shares of the Trust which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

The Nominating Committee met five times during the fiscal year ended December 31, 2008.
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There is not a separate Investment Committee. Items pertaining to these matters are submitted to the full Board.
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Principal holders and management ownership of securities

[TO BE CONFIRMED IN RULE 485(b) FILING]
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As of April 1, 2009, none of the Trustees or officers of the Fund beneficially owned any of the outstanding shares of the Fund.

As of April 1, 2009, management is not aware of any person who beneficially owns 5% or more of the fund’s shares.

Investment advisory, administration, principal underwriting and other service arrangements

Advisor
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UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), with its principal office located at One North Wacker Drive, Chicago, Illinois 60606, manages the assets of the Fund pursuant to its investment advisory agreement with the Trust on behalf of the Fund (the “Agreement”). UBS Global AM is the Fund’s investment advisor and administrator. UBS Global AM is an investment management firm managing approximately $144 billion, as of December 31, 2008, primarily for institutional pension and profit sharing funds. UBS Global AM is an indirect, wholly owned subsidiary of UBS and a member of the UBS Global Asset Management Division, which had approximately $539 billion in assets under management as of December 31, 2008. The Advisor is also an affiliate of UBS Financial Services, which provides certain sub-transfer agency and administrative services to the Fund.

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[TO BE UPDATED IN RULE 485(b) FILING] As of March 31, 2009, the Advisor also serves as the investment advisor or sub-advisor to forty-four other investment companies: AST UBS Dynamic Alpha Portfolio; EQ Advisors Trust: Growth and Income Fund; Fort Dearborn Income Securities, Inc.; Global High Income Dollar Fund Inc.; GuideStone International Equity Fund; ING UBS U.S. Allocation Portfolio; ING UBS U.S. Large Cap Equity Portfolio; ING UBS U.S. Small Cap Growth Portfolio; Insured Municipal Income Fund Inc.; Investment Grade Municipal Income Fund Inc.; John Hancock Funds II: Large Cap Fund; John Hancock Trust: Global Allocation Trust; John Hancock Trust: Large Cap Trust; John Hancock Trust: Strategic Opportunities Trust; Lincoln Variable Insurance Products Trust: Global Asset Allocation Fund; Managed High Yield Plus Fund Inc.; MFS Diversified Target Return Fund; Northern Multi-Manager International Equity Fund; Principal Investors Fund, Inc.: Partners LargeCap Value Fund I; Principal Investors Fund, Inc.: Partners SmallCap Growth Fund II; Principal Variable Contracts Fund, Inc.: Small Cap Growth Fund; Riversource Small Cap Growth Fund; RS Large Cap Value Fund; RS Large Cap Value VIP Series; Russell Investment Company Emerging Markets Fund; Russell Investment Company International Fund; Russell Investment Company International Securities Fund; Strategic Global Income Fund Inc.; TA IDEX UBS Dynamic Alpha Fund; TA IDEX UBS Large Cap Value Portfolio; The UBS Funds; UBS Cashfund Inc.; UBS Index Trust; UBS Investment Trust; UBS Managed Municipal Trust; UBS Master Series, Inc.; UBS Money Series; UBS Municipal Money Market Series; UBS PACE Select Advisors Trust; UBS Relationship Funds; UBS RMA Money Fund, Inc.; UBS RMA Tax-Free Fund, Inc.; UBS Series Trust; USAA Growth & Income Fund.

Pursuant to its Agreement with the Trust, on behalf of the Fund, UBS Global AM does not receive a fee from the Fund for providing investment advisory services. Although the Fund does not compensate UBS Global AM directly for its services under the Agreement, UBS Global AM may benefit from the Fund being an investment option in a wrap program sponsored by UBS Global AM or certain other programs advised or sub-advised by UBS Global AM or its affiliates. UBS Global AM is responsible for paying expenses it incurs in providing advisory services as well as the following expenses: (1) the fees and expenses of the Trust’s Non-Interested Trustees; (2) the salaries and expenses of any of the Trust’s officers or employees who are not affiliated with UBS Global AM; (3) interest expenses; (4) taxes and governmental fees; (5) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (6) auditing and legal costs; (7) insurance premiums; (8) fees and expenses of the Trust’s custodian, administrative and transfer agent and any related services; (9) expenses of obtaining quotations of the Fund’s portfolio securities and of pricing the Fund’s shares; (10) expenses of maintaining the Trust’s legal existence and of shareholders’ meetings; (11) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and (12) fees and expenses of membership in industry organizations.

In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard by UBS Global AM of its obligations and duties under the Agreement, UBS Global AM shall not be subject to any liability whatsoever to the Fund, or to any shareholder of the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Agreement, including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or

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sale of any security on behalf of the Fund. The Agreement terminates automatically upon its assignment and is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Fund’s outstanding voting securities, on 60 days’ written notice to UBS Global AM or by UBS Global AM on 60 days’ written notice to the Trust.

Portfolio manager

UBS Global AM’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Michael Dow is the lead portfolio manager for the Fund.

The following table provides information relating to other accounts managed by the portfolio manager as of December 31, 2008:

[TO BE PROVIDED IN RULE 485(b) FILING]

	Registered investment		Other pooled
Portfolio manager	companies		investment vehicles		Other accounts

		Assets		Assets		Assets
		managed		managed		managed
		(in		(in		(in
	Number	millions)	Number	millions)	Number	millions)

Michael Dow	[__]	$[____]	[__]	$[____]*	[__]	$[____]*

*	This number includes assets managed for vehicles/accounts that are invested in other affiliated vehicles/accounts.

The portfolio management team’s management of the Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. The portfolio manager and his team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
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If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics

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that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

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The compensation received by the portfolio managers at UBS Global Asset Management, including Mr. Dow, includes a base salary and incentive compensation as detailed below. UBS Global Asset Management’s compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management’s clients. Overall compensation can be grouped into three categories:
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  Competitive salary, benchmarked to maintain competitive compensation opportunities.
  Annual bonus, tied to individual contributions and investment performance.
  UBS equity awards, promoting company-wide success and employee retention.

Base salary - is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

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Annual bonuses - are correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm’s overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual’s specific contribution to the firm’s results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals’ interests with those of UBS Global Asset Management’s clients. Each portfolio manager’s bonus is based on the performance of each Fund the portfolio manager manages as compared to the Fund’s broad-based index over a three-year rolling period. For purposes of the annual bonus, the Fund’s performance is compared to that of the Fund’s broad-based index, Lehman Brothers U.S. Credit Index.
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UBS AG equity - Senior investment professionals may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.
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Broader equity share ownership is encouraged for all employees through “Equity Plus.” This long-term incentive program gives employees the opportunity to purchase UBS AG stock with after-tax funds from their bonus and/or salary. Two UBS AG stock options are given for each share acquired and held for two years. UBS Global Asset Management feels this engages its employees as partners in the firm’s success, and helps to maximize its integrated business strategy.

As of the date of this SAI, Mr. Dow did not own shares of the Fund.

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Administrative, accounting, custody and transfer agency-related services
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Administrative and accounting services. UBS Global AM serves as administrator to the Trust. As administrator, UBS Global AM supervises and manages all aspects of the Trust’s operations. Under the Administration Contract, UBS Global AM will not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Trust, the Trust or any of its shareholders in connection with the performance of the Administration Contract, except to the extent that such a loss results from negligence, willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Administration Contract is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Fund’s outstanding voting securities, on 60 days’ written notice to UBS Global AM, or by UBS Global AM on 60 days’ written notice to the Trust. UBS Global AM does not charge the Fund a fee for providing administrative services to the Fund.

The Trust, on behalf of the Fund, has entered into a Multiple Services Agreement among the Trust, UBS Global AM (US) and JPMorgan Chase Bank (“JPMorgan Chase”). As authorized under the Multiple Services Agreement, JPMorgan Chase has entered into an agreement with J.P. Morgan Investors Services Co. (“J.P. Morgan”), a corporate affiliate of JPMorgan Chase, under which J.P. Morgan provides accounting, portfolio valuation services and certain administrative services for the Fund. J.P. Morgan is located at 73 Tremont Street, Boston, MA 02108-3913. UBS Global AM (US) pays J.P. Morgan for the services that it provides under the Multiple Services Agreement. [TO BE PROVIDED IN RULE 485(b) FILING:] For the fiscal years ended December 31, 2006, December 31, 2007 and December 31, 2008, $[0] was paid to J.P. Morgan and accrued by UBS Global AM (US) for administrative and accounting services.

Custody services. JPMorgan Chase, located at 270 Park Avenue, New York, New York 10017, provides custodian services for the securities and cash of the Fund. UBS Global AM (US) pays JPMorgan Chase for the custodian services it provides to the Fund. JPMorgan Chase Bank utilizes foreign subcustodians under procedures approved by the Board in accordance with applicable legal requirements.

Transfer agency-related services. PNC Global Investment Servicing (U.S.) Inc. (“PNC Servicing”), a subsidiary of PNC Bank, N.A., serves as the Fund’s transfer agent. It is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

Principal underwriting arrangements

UBS Global AM (US) (the “Underwriter”), with its principal office located at 51 West 52nd Street, New York, New York 10019-6114, acts as the principal underwriter of the shares of the Fund pursuant to a Principal Underwriting Contract with the Trust (“Principal Underwriting Contract”). The Principal Underwriting Contract requires the Underwriter to use its best efforts, consistent with its other businesses, to sell shares of the Fund.

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Personal trading policies. The Trust, the Underlying Funds, UBS Global AM and the Underwriter have adopted a Code of Ethics. The Code of Ethics establishes standards by which employees of UBS Global Asset Management (including all employees of the UBS Global AM and the Underwriter) (together, “Covered Persons”) must abide when engaging in personal securities trading conduct.
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Under the Code of Ethics, Covered Persons are prohibited from: (i) knowingly buying, selling or transferring any security (subject to narrow exceptions) within five calendar days before or after that same security, or an equivalent security, is purchased or sold by the Fund; (ii) entering into a net short position with respect to any security that is held by the Fund; (iii) purchasing or selling futures (except currency forwards) that are not traded on an exchange, as well as options on any type of futures; (iv) purchasing securities issued by a supplier or vendor about which the Covered Person has information or with whom the Covered Person is directly involved in negotiating a contract; and (v) acquiring securities in an initial public offering (other than a new offering of a registered open-end investment company).

In addition, Covered Persons must obtain prior written approval before purchasing, selling or transferring any security subject to certain exceptions listed in the Code of Ethics. Covered Persons and Trustees are required to file the following reports: (1) an initial holdings report disclosing all securities owned by the Covered Person or Interested Trustee and any securities accounts maintained by the Covered Person or Interested Trustee, which must be filed within ten days of becoming a Covered Person or Interested Trustee (Independent Trustees are not required to file this report); and (2) quarterly reports of security investment transactions and new securities accounts. Independent Trustees need only report a transaction in a security if such Trustee, at the time of the transaction, knew or should have known, in the ordinary course of fulfilling his official duties as a Trustee, that, during the 15-day period immediately preceding or after the date of the transaction by the Trustee, such security was purchased or sold by the Fund, or was being considered for purchase or sale by the Fund.

A copy of the Code of Ethics has been filed with and is available through the SEC.
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Proxy voting policies. The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to UBS Global AM. Following is a summary of UBS Global AM’s proxy voting policy.

You may obtain information about each Fund’s proxy voting decisions, without charge, online on the Trust’s Web Site (www.ubs.com/ubsglobalam-proxy) or on the EDGAR database on the SEC’s Web Site (www.sec.gov) for the most recent 12-month period ending June 30th.

The proxy voting policy of the Advisor is based on its belief that voting rights have economic value and must be treated accordingly. Generally, the Advisor expects the boards of directors of companies issuing securities held by its clients to act in the service of the shareholders, view themselves as stewards of the company, exercise good

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judgment and practice diligent oversight of the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain principles, which provide evidence of good corporate governance. The Advisor may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with the Advisor’s proxy voting policy.

When the Advisor’s view of a company’s management is favorable, the Advisor generally supports current management initiatives. When the Advisor’s view is that changes to the management structure would probably increase shareholder value, the Advisor may not support existing management proposals. In general, the Advisor generally exercises voting rights in accordance with the following principles: (1) with respect to board structure, (a) the roles of chairman and chief executive should be separated, (b) board members should have appropriate and diverse experience and be capable of providing good judgment and diligent oversight of management, and (c) the board should include executive and non-executive members and the non-executive members should provide a challenging, but generally supportive environment; and (2) with respect to board responsibilities, (a) the whole board should be fully involved in endorsing strategy and in all major strategic decisions, and (b) the board should ensure that, among other things, at all times the interests of executives and shareholders are aligned and the financial audit is independent and accurate. In addition, the Advisor focuses on the following areas of concern when voting its clients’ securities: economic value resulting from acquisitions or disposals; operational performance; quality of management; independent board members not holding management accountable; quality of internal controls; lack of transparency; inadequate succession planning; poor approach to social responsibility; inefficient management structure; and corporate activity designed to frustrate the ability of shareholders to hold the board accountable or realize the maximum value of their investment. The Advisor exercises its voting rights in accordance with overarching rationales outlined by its proxy voting policies and procedures that are based on the principles described above.

The Advisor has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates’ client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, the Advisor has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing its proxy votes. Whenever the Advisor is aware of a conflict with respect to a particular proxy, the UBS Global AM Corporate Governance Committee is required to review and resolve the manner in which such proxy is voted.

Portfolio holdings disclosure policies and procedures

Introduction. UBS Global AM and the Trust’s Board of Trustees have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio

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holdings of the Fund (the “Disclosure Policy”). The Trust’s policy with respect to the release of portfolio holdings is to only release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Fund’s portfolio holdings will not be made available to anyone outside of UBS Global AM unless and until the information has been made available to all shareholders or the general public in a manner consistent with the spirit and terms of the Disclosure Policy. A description of the type and frequency of portfolio holdings that are disclosed to the public is contained in the Fund’s Prospectus.

The Disclosure Policy requires that the UBS Global AM Legal and Compliance Departments address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of the Fund’s portfolio holdings is for a legitimate business purpose and in the best interest of the Fund’s shareholders prior to the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or an attorney in the UBS Global AM Legal and Compliance Departments authorizing the disclosure of portfolio holdings. The UBS Global AM Legal and Compliance Departments will periodically review how the Fund’s portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM affiliates, fiduciaries, and broker-dealers, to ensure that such use is for legitimate business reasons and in the best interests of the Fund’s shareholders.

The Trust’s Board of Trustees exercises continuing oversight of the disclosure of Fund portfolio holdings by: (i) overseeing the implementation and enforcement by the Chief Compliance Officer of the Trust of the Disclosure Policy, the Trust’s code of ethics and policies and procedures regarding the misuse of inside information; (ii) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any policies governing portfolio holdings; and (iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. The Disclosure Policy may be amended from time to time, subject to approval by the Board of Trustees.

Disclosure of complete portfolio holdings to service providers subject to confidentiality and trading restrictions. UBS Global AM, for legitimate fund business purposes, may disclose the Fund’s complete portfolio holdings if it deems such disclosure necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical or consulting services, custodians or a redeeming party’s custodian or transfer agent, as necessary in connection with redemptions in kind, and other third parties that provide services (collectively, “Service Providers”) to UBS Global AM and/or the Fund.

Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a written duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information, pursuant to the terms of the service agreement between the Service Provider and the Trust or UBS Global AM, or the terms of a separate confidentiality agreement. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any,

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between the date of information and the date on which the information is disclosed to the Service Provider, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Fund’s shareholders, and the legitimate fund business purposes served by such disclosure. Disclosure of Fund complete portfolio holdings to a Service Provider must be authorized in writing by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or by an attorney in the UBS Global AM Legal Department.

Disclosure of complete portfolio holdings to UBS Global Asset Management affiliates and certain fiduciaries subject to confidentiality and trading restrictions.

The Fund’s complete portfolio holdings may be disclosed between and among the following persons (collectively, “Affiliates and Fiduciaries”), subject to authorization by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust, or an attorney in the UBS Global AM Legal and Compliance Departments, for legitimate fund business purposes within the scope of their official duties and responsibilities, and subject to such Affiliate/Fiduciary’s continuing duty of confidentiality and duty not to trade on the basis of any material non-public information, as such duties are imposed under the Trust’s and/or UBS Global AM’s Codes of Ethics, the Fund’s policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to UBS Global AM’s Code of Ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment adviser, distributor, administrator, sub-administrator, transfer agent, custodian or securities lending agent to the Fund; (iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS Global AM or the Fund; (iv) an investment adviser to whom complete portfolio holdings are disclosed for due diligence purposes when the adviser is in merger or acquisition talks with the Fund’s current adviser; and (v) a newly hired investment adviser or sub-adviser to whom complete portfolio holdings are disclosed prior to the time it commences its duties.
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The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is to be determined by the UBS Global AM Legal and Compliance Departments based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders, and the legitimate fund business purposes served by such disclosure.

Arrangements to disclose portfolio holdings to service providers and fiduciaries.

As of the date of this SAI, the specific Service Providers and Fiduciaries with whom the Trust has arrangements to provide portfolio holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the Fund are:
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  JP Morgan Chase Bank, the Fund’s Custodian, receives portfolio holdings information daily on a real-time basis.

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  Ernst & Young LLP (“Ernst & Young”), the Fund’s independent registered public accounting firm, receives portfolio holdings information on an annual and semiannual basis for reporting purposes. There is a 30-day lag between the date of portfolio holdings information and the date on which the information is disclosed to Ernst & Young. Ernst & Young also receives portfolio holdings information annually at yearend for audit purposes. In this case, there is no lag between the date of the portfolio holdings information and the date on which the information is disclosed to Ernst & Young.

Disclosure of portfolio holdings to broker-dealers in the normal course of managing fund assets. An investment adviser, administrator or custodian for the Fund may, for legitimate fund business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising the Fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer’s legal obligation not to use or disclose material non-public information concerning the Fund’s portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of the Trust or the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or an attorney in the UBS Global AM Legal and Compliance Departments. The Trust has not given its consent to any such use or disclosure and no person or the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or an attorney in the UBS Global AM Legal and Compliance Departments is authorized to give such consent except as approved by the Trust’s Board of Trustees. In the event consent is given to disclose portfolio holdings to a broker-dealer, the frequency with which the portfolio holdings may be disclosed to a broker-dealer, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the broker-dealer, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders, and the legitimate fund business purposes served by such disclosure.

Disclosure of non-material information. Policies and procedures regarding disclosure of non-material information permit the officers of the Trust, UBS Global Asset Management Fund portfolio managers and senior officers of UBS Global AM Finance, UBS Global AM Legal and Compliance Departments, and anyone employed by or associated with UBS Global AM who has been authorized by the UBS Global AM Legal Department (collectively, “Approved Representatives”) to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the Fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of the Fund that occurred after the most recent calendar-quarter end (recent portfolio changes) to any person if such information does not constitute material non-public information.

An Approved Representative must make a good faith determination whether the information constitutes material non-public information, which involves an assessment of

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the particular facts and circumstances. UBS Global AM believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning the Fund. Nonexclusive examples of commentary and analysis include: (i) the allocation of the Fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries and countries; (ii) the characteristics of the stock and bond components of the Fund’s portfolio holdings and other investment positions; (iii) the attribution of Fund returns by asset class, sector, industry and country; and (iv) the volatility characteristics of the Fund. An Approved Representative may in his or her sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.
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Disclosure of portfolio holdings as required by applicable law. Fund portfolio holdings and other investment positions comprising the Fund may be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Fund portfolio holdings: (i) in a filing or submission with the SEC or another regulatory body; (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case; (iii) in connection with a lawsuit; or (iv) as required by court order, subpoena or similar process (e.g., arbitration proceedings).

Prohibitions on disclosure of portfolio holdings. No person is authorized to disclose Fund portfolio holdings or other investment positions (whether online at www.ubs.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Disclosure Policy. In addition, no person is authorized to make disclosure pursuant to the Disclosure Policy if such disclosure would be unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act). Furthermore, UBS Global AM, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising the Fund to any person who might otherwise be eligible to receive such information under the Disclosure Policy, or may determine to make such disclosures publicly as described above.
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Prohibitions on receipt of compensation or other consideration. Neither UBS Global AM, the Fund nor any other person may pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of Fund portfolio holdings or other investment positions. “Consideration” includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the investment adviser or by any affiliated person of the investment adviser.

Portfolio transactions

UBS Global AM is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s portfolio business and the negotiation of commissions, if any, paid on such transactions. Fixed income securities in which the Fund invests are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the bid/ask spread quoted on securities includes an implicit profit to the dealers. In over-

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the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. UBS Global AM is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund. [TO BE PROVIDED IN RULE 485(b) FILING:] For the fiscal years ended December 31, 2006, December 31, 2007 and December 31, 2008, the Fund paid $[0] in brokerage commissions.

The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. However, subject to policies established by the Board of the Trust, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if UBS Global AM determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm’s overall responsibilities with respect to the clients, including the Fund, as to which UBS Global AM exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, UBS Global AM considers the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical material or other services to the Fund or to UBS Global AM. Such services include advice, both directly and in writing, as to the value of the securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows UBS Global AM to supplement its own investment research activities and obtain the views and information of others prior to making investment decisions. UBS Global AM is of the opinion that, because this material must be analyzed and reviewed by its staff, the receipt and use of such material does not tend to reduce expenses but may benefit the Fund by supplementing UBS Global AM’s research.
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UBS Global AM effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by dealers through whom the Fund effects its securities transactions may be used by UBS Global AM, or its affiliated investment advisers, in servicing all of their accounts; not all such services may be used in connection with the Fund. In the opinion of UBS Global AM, it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund). UBS Global AM will attempt to equitably allocate portfolio transactions among the Fund and others whenever concurrent decisions are made to purchase or sell securities by the Fund and another account. In making such allocations between the Fund and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and the others. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of UBS

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Global AM, however, the results of such procedures will, on the whole, be in the best interest of each of the clients.
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[TO BE PROVIDED IN RULE 485(b) FILING:] For the fiscal years ended December 31, 2006, December 31, 2007 and December 31, 2008, the Fund paid $0 in commissions, which related to $[0] in transactions that were directed to persons or firms supplying investment information or research and brokerage services.

When buying or selling securities, the Fund may pay commissions to brokers who are affiliated with UBS Global AM or the Fund. The Fund may purchase securities in certain underwritten offerings for which an affiliate of the Fund or UBS Global AM may act as an underwriter. The Fund may effect futures transactions through, and pay commissions to, futures commission merchants who are affiliated with UBS Global AM or the Fund in accordance with procedures adopted by the Board. [TO BE PROVIDED IN RULE 485(b) FILING:] For the fiscal years ended December 31, 2006, December 31, 2007 and December 31, 2008, the Fund did not pay any brokerage commissions to UBS Financial Services Inc. or any other affiliate of UBS Global AM.

Portfolio turnover

The Fund is free to dispose of its portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such turnover desirable in light of the Fund’s investment objective. The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving the Fund’s investment objective. [TO BE PROVIDED IN RULE 485(b) FILING:] During the fiscal years ended December 31, 2006, December 31, 2007 and December 31, 2008, the portfolio turnover rates for the Fund were 19%, 21%, and [__]%, respectively.
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The Fund does not intend to use short-term trading as a primary means of achieving its investment objective. The rate of portfolio turnover shall be calculated by dividing: (a) the lesser of purchases and sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. Such monthly average shall be calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.

Redemption information and other services

Additional redemption information. No notice need be given to shareholders if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with its investment objective, policies and restrictions.

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The Fund may suspend redemption privileges or postpone the date of payment during any period: (1) when the New York Stock Exchange (the “NYSE”) is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholders’ cost, depending on the market value of the Fund’s portfolio at the time.

Service organizations. The Fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in “good form” in accordance with the policies of those service organizations. The Fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the Fund’s net asset value next computed after receipt of the order by the service organizations or their agents.

Valuation ofshares

The Fund determines its net asset value per share normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Business Day when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently the NYSE is open for trading every day (each such day a “Business Day”) except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities and other instruments that are listed on exchanges normally are valued at the last sale price on the day the securities or instruments are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities and instruments are generally valued on the exchange considered by UBS Global AM as the primary market. Securities and instruments traded in the over-the-counter market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price (“NOCP”); other over-the-counter securities and instruments are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described further below). Shares of investment companies are valued at their offering price. Where market quotations are readily available, portfolio securities and instruments are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of UBS Global AM, the fair value of the security or instrument. Where those market quotations are not readily available, securities and instruments are valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those securities or instruments. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board. It should be recognized that judgment often plays a greater role in valuing thinly traded securities and instruments, including many lower rated bonds, than is

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the case with respect to securities and instruments for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

Potential conflicts of interest

Activities of UBS Global AM and its affiliates (collectively, “UBS Global Asset Management”), UBS Securities LLC and UBS Financial Services Inc. and their affiliates (collectively, “UBS”) and other accounts managed by UBS

UBS Global Asset Management region is a large asset management firm with approximately $539 billion in assets under management worldwide as of December 31, 2008.1 UBS Global Asset Management offers a full range of equity, fixed income, cash management, asset allocation and alternative asset class investment management styles with representation in both retail and institutional channels, in the United States and in non-US markets. UBS Global Asset Management has more than 3,600 employees in 25 countries and maintains a presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

UBS is a worldwide full-service investment banking, broker-dealer, asset management and financial services organization. As a result, UBS Global Asset Management and UBS (including, for these purposes, their directors, partners, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of the Fund, are engaged in businesses and have interests other than that of managing the Fund. These activities and interests include potential multiple advisory, transactional, financial, consultative, and other interests in transactions, companies, securities and other instruments that may be engaged in, purchased or sold by the Fund. This section sets forth considerations of which investors in the Fund should be aware, and which may cause conflicts of interest on the part of UBS and UBS Global Asset Management that could disadvantage the Fund. To address these potential conflicts, UBS and UBS Global Asset Management have established various policies and procedures that are reasonably designed to detect and prevent these potential conflicts of interest and prevent the Fund from being disadvantaged.

Prospective investors should carefully review the following, which more fully describes these and other potential conflicts of interest presented by UBS Global Asset Management’s and UBS’ other businesses and interests.

Potential conflicts relating to portfolio decisions, and the allocation of investment opportunities

UBS’ other activities may have an impact on the fund. UBS Global AM makes decisions for the Fund in accordance with its obligations as investment advisor to the Fund. However, UBS’ other activities may, at the same time have a negative impact on the Fund. As a result of the various activities and interests of UBS, it is likely that the Fund will have multiple business relationships with, engage in transactions with, make voting

1 UBS Global AM manages approximately $144 billion as of December 31, 2008.

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decisions with respect to, or obtain services from UBS and other entities for which UBS performs or seeks to perform investment banking or other services. It is also likely that the Fund will undertake transactions in securities in which UBS makes a market or otherwise has other direct or indirect interests.

UBS conducts extensive broker-dealer, banking and other activities around the world and provides investment banking, broker-dealer, prime brokerage, administrative and other services to clients which may involve markets and securities in which the Fund invests. These activities will give UBS broad access to the current status of certain markets and investments. As a result of the activities described in this paragraph and the access and knowledge arising from those activities, parts of UBS may be in possession of information in respect of markets and investments, which, if known to UBS Global AM, might cause UBS Global AM to seek to dispose of, retain or increase interests in investments held by the Fund or acquire certain positions on behalf of the Fund. UBS will be under no duty to make any such information available to the Fund or personnel of UBS Global AM making investment decisions on behalf of the Fund and maintains information barriers designed to prevent the misuse of such information. In general, personnel of UBS Global AM making investment decisions will make decisions based solely upon information known by such decision makers without regard to information known by other UBS personnel.
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In conformance with the Fund’s investment objectives and subject to compliance with applicable law, UBS Global AM may purchase securities for the Fund during an underwriting or other offering of securities in which a broker/dealer affiliate acts as a manager, co-manager, underwriter or placement agent, or receives a benefit in the form of management, underwriting, or other fees. Affiliates of UBS Global AM may act in other capacities in such offerings for which a fee, compensation, or other benefit will be received. From time to time, affiliates of UBS Global AM will be current investors in companies engaged in an offering of securities which UBS Global AM may purchase on behalf of its clients. Such purchases may provide a direct or indirect benefit to UBS Global Asset Management’s affiliates acting as a selling shareholder. UBS Global Asset Management may also participate in structured fixed income offerings of securities in which a related person may serve as trustee, depositor, originator service agent or other service provider in which fees will be paid to such related person. Further, a related person may act as originator and/or servicing agent of loans or receivables for a structured fixed income offering in which UBS Global AM may invest Fund assets. Participation in such offering may directly or indirectly relieve financial obligations of related persons.
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UBS Global Asset Management may purchase or sell, or recommend for purchase or sale, for its investment advisory clients securities of companies: (i) with respect to which its affiliates act as an investment banker or financial adviser; (ii) with which its affiliates have other confidential relationships; (iii) in which its affiliates maintain a position or (iv) for which its affiliates make a market; or in which it or its officers, directors or employees or those of its affiliates own securities or otherwise have an interest. Except to the extent prohibited by law or regulation or by client instruction, UBS Global Asset Management may recommend to its clients, or purchase for its clients, securities of issuers in which UBS has an interest as described in this paragraph.

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Potential conflicts relating to the allocation of investment opportunities among the fund and other UBS accounts. UBS Global Asset Management manages accounts of certain clients by means of separate accounts (“Separate Accounts”). With respect to the Fund, UBS Global AM may follow a strategy that is expected to be similar over time to that delivered by the Separate Accounts. The Fund and the Separate Account Clients are subject to independent management and, given the independence in the implementation of advice to these accounts, there can be no assurance that such investment advice will be implemented simultaneously. Neither UBS Global AM nor its affiliates will know when advice issued has been executed (if at all) and, if so, to what extent. While each will use reasonable endeavors to procure timely execution, it is possible that prior execution for or on behalf of the Separate Accounts could adversely affect the prices and availability of the securities, currencies and instruments in which the Fund invests.

Other potential conflicts relating to the management of the funds by UBS Global Asset Management

Potential restrictions and issues relating to information held by UBS. From time to time and subject to UBS Global Asset Management’s policies and procedures regarding information barriers, UBS Global Asset Management may consult with personnel in other areas of UBS, or with persons unaffiliated with UBS. The performance by such persons of obligations related to their consultation with personnel of UBS Global Asset Management could conflict with their areas of primary responsibility within UBS or elsewhere. There will be no obligation on the part of such persons to make available for use by the Fund any information or strategies known to them or developed in connection with their own client, proprietary or other activities. In addition, UBS will be under no obligation to make available any research or analysis prior to its public dissemination.

In connection with its management of the Fund, UBS Global Asset Management may have access to certain fundamental analysis and proprietary technical models developed by UBS Global Asset Management or its affiliates (including UBS). UBS Global Asset Management will not be under any obligation, however, to effect transactions on behalf of the Fund in accordance with such analysis and models. In addition, neither UBS Global Asset Management nor any of its affiliates (including UBS) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund and it is not anticipated that UBS Global Asset Management will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of UBS Global Asset Management and its affiliates (including UBS) or the activities or strategies used for accounts managed by them or other client accounts could conflict with the transactions and strategies employed by UBS Global AM, and have adverse effects on the Fund.

Potential conflicts relating to UBS’ and UBS Global Asset Management’s proprietary activities and activities on behalf of other accounts. Transactions undertaken by UBS or client accounts managed by UBS (“Client Accounts”) may adversely impact the Fund. UBS and one or more Client Accounts may buy or sell positions while the Fund is undertaking the same or a differing, including potentially

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opposite, strategy, which could disadvantage the Fund. For example, the Fund may establish a short position in a security and UBS or other Client Accounts may buy that same security. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the Fund and such increase in price would be to the Fund’s detriment. Conversely, the Fund may buy a security and UBS or Client Accounts may establish a short position in that same security. The subsequent short sale may result in impairment of the price of the security which the Fund holds. Conflicts may also arise because portfolio decisions regarding the Fund may benefit UBS or other Client Accounts. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) UBS or other Client Accounts, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) UBS or other Client Accounts.

The directors, officers and employees of UBS and UBS Global Asset Management may buy and sell securities or other investments for their own accounts or for seed capital accounts (including through investment funds managed by UBS and UBS Global Asset Management). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the Fund. To reduce the possibility that the Funds will be materially adversely affected by the personal or proprietary trading described above, the Fund, UBS and UBS Global Asset Management, have established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Please see the section entitled “Personal trading policies” for more detailed information regarding these policies and procedures.
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Gifts and entertainment. From time to time, directors, officers and employees of UBS and UBS Global Asset Management may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund, UBS and UBS Global Asset Management, which could have the appearance of affecting or may potentially affect the judgment of the directors, officers and employees or the manner in which they conduct business on behalf of the Fund, UBS and UBS Global Asset Management. To reduce the appearance of impropriety and the possibility that the Fund may be materially adversely affected by such gifts and entertainment, UBS and UBS Global Asset Management have established policies and procedures that restrict the receipt of gifts and entertainment from clients, intermediaries, or service providers to the Fund.

UBS may in-source or outsource. Subject to applicable law, UBS, including UBS Global Asset Management, may from time to time and without notice to investors in-source or outsource certain processes or functions in connection with a variety of services that it provides to the Fund in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.

Potential regulatory restrictions on investment adviser activity

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From time to time, the activities of the Fund may be restricted because of regulatory requirements applicable to UBS and/or its internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by UBS would not be subject to some of those considerations. There may be periods when UBS Global Asset Management may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice with respect to certain securities or instruments issued by or related to companies for which UBS is performing investment banking, market making or other services or has proprietary positions or otherwise has come into possession of material inside information. For example, when UBS is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Fund may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if UBS personnel serve as directors of companies the securities of which the Fund wishes to purchase or sell. The larger UBS Global Asset Management’s investment advisory business and UBS’ businesses, the larger the potential that these restricted list policies will impact investment transactions. However, if permitted by applicable law, the Fund may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by UBS, or in cases in which UBS personnel are directors or officers of the issuer.
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The investment activities of UBS for its proprietary accounts and for Client Accounts may also limit the investment strategies and rights of the Fund. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause UBS, the Fund or other Client Accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of UBS Global Asset Management on behalf of the Fund to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, UBS Global Asset Management on behalf of the Fund may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when UBS Global Asset Management, in its sole discretion, deems it appropriate.
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UBS Global Asset Management and its affiliates, including, without limitation, UBS and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts, other funds and collective investment vehicles) that have investment objectives similar to those of the Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. UBS and its affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, UBS and its affiliates may be actively engaged in transactions in the same securities, currencies, and instruments in which the Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts,

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will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. UBS Global Asset Management has developed policies and procedures consistent with regulatory requirements that provide that it will allocate investment opportunities and make purchase and sale decisions among the Fund and other client accounts in a manner that it considers, in its sole discretion and consistent with its fiduciary obligation to each account, to be reasonable. Allocations may be based on numerous factors and may not always be pro rata based. Thus, this system may adversely affect the size or price of the assets purchased or sold for the Fund.

The results of the Fund’s investment activities may differ significantly from the results achieved by UBS Global Asset Management and its affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that UBS Global Asset Management and its affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which UBS Global Asset Management and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.
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The investment activities of UBS Global Asset Management and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.
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From time to time, the Fund’s activities may also be restricted because of regulatory restrictions applicable to UBS Global Asset Management and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when UBS Global Asset Management, and/or its affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which UBS Global Asset Management and/or its affiliates are performing services or when position limits have been reached where such securities or instruments otherwise would have been permissible investments for the Fund. Additionally, certain funds or accounts may be licensed to trade securities or engage in transactions in certain jurisdictions while other funds and accounts are not licensed.
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In addition, certain officers and certain employees of UBS Global Asset Management are also officers or employees of UBS, or its affiliated entities. As a result, the performance by these officers and employees of their obligations to such other entities may be a consideration of which investors in the Fund should be aware.
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UBS Global Asset Management may enter into transactions and invest in securities, instruments and currencies on behalf of the Fund where customers of UBS or, to the extent permitted by the SEC, UBS itself, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best

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possible prices or terms in connection with the transaction. In addition, the purchase, holding and sale of such investments by the Fund may enhance the profitability of UBS Global Asset Management and/or UBS. UBS and its affiliates may also create, write or issue Derivatives for customers of UBS or its affiliates, the underlying securities, currencies or instruments of which may be those in which the Fund invests or which may be based on the performance of the Fund. The Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by UBS or its affiliates and may also enter into transactions with other clients of UBS Global Asset Management or its affiliates where such other clients have interests adverse to those of the Fund. At times, these activities may cause UBS Global Asset Management or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, the Fund will deal with UBS Global Asset Management, UBS and its affiliates on an arms-length basis. UBS Global Asset Management or UBS may also have an ownership interest in certain trading or information systems used by the Fund. The Fund’s use of such trading or information systems may enhance the profitability of UBS Global Asset Management and its affiliates.

It is also possible that, from time to time, UBS Global Asset Management or any of its affiliates may, although they are not required to, purchase and hold shares of the Fund. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. UBS Global Asset Management and its affiliates reserve the right to redeem at any time some or all of the shares of the Fund acquired for their own accounts. A large redemption of shares of the Fund by UBS Global Asset Management or its affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification, expense ratio and may result in significant transaction costs. UBS Global Asset Management will consider the effect of redemptions on the Fund and other shareholders in deciding whether and when to redeem its shares.

It is possible that the Fund may invest in securities of companies with which UBS has or is trying to develop investment banking relationships as well as securities of entities in which UBS Global Asset Management or UBS has significant debt or equity investments or in which UBS makes a market. The Fund also may invest in securities of companies to which UBS Global Asset Management or UBS provides or may someday provide research coverage. Such investments could cause conflicts between the interests of the Fund and the interests of other UBS Global Asset Management or UBS clients. In making investment decisions for the Fund, UBS Global Asset Management is not permitted to obtain or use material non-public information acquired by any division, department or affiliate of UBS Global Asset Management in the course of these activities. In addition, from time to time, UBS’ activities may limit the Fund’s flexibility in purchases and sales of securities. When UBS is engaged in an underwriting or other distribution of securities of an entity, UBS Global Asset Management may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Fund.
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Present and future activities of UBS Global Asset Management and its affiliates, in addition to those described in this section, may give rise to additional conflicts of interest.

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UBS Global AM may buy for the Fund securities or obligations of issuers in which UBS or other funds or accounts have made, or are making, an investment in securities or obligations that are subordinate or senior to securities of the Fund. For example, the Fund may invest in debt securities of an issuer at the same time that UBS or other funds or accounts are investing, or currently have an investment, in equity securities of the same issuer. To the extent that the issuer experiences financial or operational challenges which may impact the price of its securities and its ability to meet its obligations, decisions by UBS (including UBS Global AM) relating to what actions to be taken may also raise conflicts of interests and UBS may take actions for certain accounts that have negative impacts on other advisory accounts.
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While UBS Global AM will make proxy voting decisions as it believes appropriate and in accordance with UBS Global Asset Management’s policies designed to help avoid conflicts of interest, proxy voting decisions made by UBS Global AM with respect to the Fund’s portfolio securities may have the effect of favoring the interests of other clients or businesses of other divisions or units of UBS. UBS Global Asset Management’s proxy voting policy is discussed in more detail in the section entitled “Proxy voting policies.”

As a registered investment adviser under the Advisers Act, UBS Global AM is required to file a Form ADV with the SEC. Form ADV Part II contains information about assets under management, types of fee arrangements, types of investments, potential conflicts of interest, and other relevant information regarding UBS Global AM. A copy of Part I of UBS Global AM’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). A copy of Part II of UBS Global AM’s Form ADV is available upon request.

Taxes

Distributions of net investment income. The Fund receives income generally in the form of dividends and interest on its investments and its distributive share of the Underlying Funds’ income. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which income dividends may be paid to you. If you are a taxable investor, any income dividends the Fund pays are taxable to you as ordinary income, except that, a portion of the income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates.

Distributions of capital gain. The Fund may realize capital gains and losses on the sale or other disposition of its portfolio securities, including through its redemption of shares of its Underlying Funds, or an Underlying Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss (including such gains realized by an Underlying Fund) are taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss (including such gains realized by an Underlying Fund) are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net short-term or long-term capital gains realized by the Fund (net of any capital loss carryovers) generally are distributed once each year and may be distributed more

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frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital. If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain if the shares are held as a capital asset.

Investments in foreign securities. The next four paragraphs describe tax considerations that are applicable to the Fund’s investments in foreign securities.

Effect of foreign withholding taxes — The Fund or an Underlying Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund’s income dividends paid to you.

Pass-through of foreign tax credits — If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your US federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

You should also be aware that your use of foreign dividends, designated by the Fund as dividends from qualifying foreign corporations and subject to reduced rates of taxation on qualified dividend income, may reduce the otherwise available foreign tax credits on your federal income tax return. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Effect of foreign debt investments and hedging on distributions — Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund or an Underlying Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund’s or Underlying Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital.

PFIC securities — The Fund or an Underlying Fund may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign

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investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and, when an Underlying Fund invests in PFIC securities, a mark-to-market election will be made with respect to the Fund’s indirect interest in such securities. The Fund will recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it or an Underlying Fund has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. In addition, if the Fund or Underlying Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund or the Underlying Fund may be subject to US federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Underlying Fund as well as the Fund in respect of deferred taxes arising from such income or gains.

Information on the amount and tax character of distributions. The Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Taxable distributions declared in December to shareholders of record in such month but paid in January are taxable to you as if paid in December.

Election to be taxed as a regulated investment company. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally is not subject to entity level federal income tax on the income and gain it distributes to you. The Board reserves the right not to distribute the Fund’s net long-term capital gain or not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, the Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If the Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits.

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In order to qualify as a regulated investment company for federal income tax purposes, the Fund must meet certain asset diversification, income and distribution specific requirements, including:

(i) The Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than US government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, US government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

(ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii) The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

As stated above under the heading, “Investment Advisory, Administration, Principal Underwriting and Other Service Arrangements,” UBS Global AM does not receive a fee from the Fund for providing investment advisory services, but UBS Global AM may benefit from the Fund being an investment option in a wrap program sponsored by UBS Global AM. In the opinion of Ropes & Gray LLP, special tax counsel to the Fund, based on certain assumptions and representations, this fee arrangement will not prevent the dividends paid by the Fund from qualifying for the dividends-paid deduction under section 561 of the Code. Investors should be aware that there is no authority on point, and that an opinion of counsel is not binding on the Internal Revenue Service (“IRS”). The IRS has expressed positions contrary to this opinion and therefore may well disagree with the opinion. If this fee arrangement caused the dividends paid by the Fund to not qualify for the dividends-paid deduction because they were considered preferential dividends within the meaning of section 562(c) of the Code, the Fund would fail to qualify as a regulated investment company with the consequences described in the paragraph above.

Excise tax distribution requirements. As a regulated investment company, the Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

Required distributions — To avoid a 4% federal excise tax, the Code requires a fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts of these categories of income or gain from the prior year.

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The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Post-October losses — Because the periods for measuring a regulated investment company’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year. Accordingly, the Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of December 31 (‘‘post-October loss”) as occurring on the first day of the following tax year (i.e., January 1).

Sales, exchanges and redemption of fund shares. If you are a taxable investor, sales, redemptions (including redemptions in-kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different fund, the Internal Revenue Service requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

Redemptions at a loss within six months of purchase — Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Wash sales — All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

Cost basis reporting — Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, the Fund’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.

US government securities. The income earned on certain US government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by the Fund. To the extent the Fund invests indirectly in US government obligations by investing in an Underlying Fund classified as a corporation that holds these

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obligations, dividends derived from interest on these obligations is unlikely to be exempt from state and local income tax. The income on portfolio investments in certain securities, such as repurchase agreements collateralized by US government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income may be different for corporate shareholders.

Qualified dividend income for individuals. For individual shareholders, it is anticipated that a portion of the income dividends paid by the Fund will be qualified dividend income eligible for taxation at long-term capital gain rates. This reduced rate of taxation generally is available for dividends paid by the Fund out of income earned on its investment (or an Underlying Fund’s investment) in:

  domestic corporations, and
  qualified foreign corporations, including:

  - corporations incorporated in a possession of the US,
  - corporations eligible for income tax treaty benefits with the US under treaties determined by the Treasury Department to be qualified, and
  - corporations whose stock is readily traded on an established domestic securities exchange.

Dividends from corporations exempt from tax, dividends from passive foreign investment companies (PFICs), and dividends paid from interest earned by the Fund on debt securities generally will not qualify for this favorable tax treatment.

Both the Fund (or, in the case where the Fund invests in an Underlying Fund, the Underlying Fund) and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund (or the Underlying Fund) must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment

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interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by the Fund with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-received deduction for corporations. For corporate shareholders, it is anticipated that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay. The dividends-received deduction is available only with respect to dividends designated by the Fund as qualifying for this treatment. Qualifying dividends generally are limited to dividends derived from investments in domestic corporations. All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund (or an Underlying Fund) were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.

Investment in complex securities. The Fund or an Underlying Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments. This, in turn, could affect the amount, timing and/or tax character of income distributed to you. For example:

Derivatives — With respect to the Fund’s or an Underlying Fund’s investment in certain options, futures, forwards or foreign currency contracts, it could be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign

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currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

Tax straddles — The Fund’s or an Underlying Fund’s investment in options, futures, forwards, or foreign currency contracts (or in substantially similar or related property) in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Fund’s or an Underlying Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund or an Underlying Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Convertible debt — Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

Securities purchased at discount — The Fund or an Underlying Fund may invest in securities issued or purchased at a discount, such as zero coupon, step-up or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. If it invests in these securities, the Fund or an Underlying Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

Short sales and securities lending transactions — The Fund’s or an Underlying Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position. Additionally, the Fund’s or an Underlying Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Swap agreements — The Fund or an Underlying Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements that provide for contingent non-periodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while the Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund or an Underlying Fund to qualify as a regulated investment company may limit the extent to which the Fund or an Underlying Fund will be able to engage in swap agreements.

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Investment in taxable mortgage pools (excess inclusion income) — The Fund or an Underlying Fund may invest in US-REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are, “taxable mortgage pools.” Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Fund’s and Underlying Fund’s income from a US-REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as the Fund or Underlying Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-US shareholder, will not qualify for any reduction in US federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. While the Fund does not intend to invest in US-REITs, a substantial portion of the assets of which generates excess inclusion income, there can be no assurance that the Fund or an Underlying Fund will not allocate to shareholders excess inclusion income.

The rules concerning excess inclusion income are complex and unduly burdensome in their current form, and the Fund is awaiting further guidance from the IRS on how these rules are to be implemented. Shareholders should talk to their tax advisors about whether an investment in the Fund is a suitable investment given the potential tax consequences of the Fund’s receipt and distribution of excess inclusion income.

Investments in securities of uncertain tax character. The Fund or an Underlying Fund may invest in securities the US Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund or an Underlying Fund, it could affect the timing or character of income recognized by such Fund, requiring it to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

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Backup withholding. By law, the Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a US person (including a US resident alien).

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The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special US tax certification requirements applicable to non-US investors are described under the “Non-US Shareholders” heading below.

Non-US investors. Non-US investors (shareholders who, as to the United States, are a nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to US withholding and estate tax and are subject to special US tax certification requirements. Non-US investors should consult their tax advisors about the applicability of US tax withholding and the use of the appropriate forms to certify their status.

In general — The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on US source dividends, including on income dividends paid to you by the Fund. Exemptions from this US withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2010 (sunset date), interest-related dividends paid by the Fund from its qualified net interest income from US sources and short-term capital gain dividends. However, notwithstanding such exemptions from US withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a US person.

Capital gain dividends and short-term capital gain dividends — In general, (i) a capital gain dividend designated by the Fund and paid from its net long-term capital gains or (ii) with respect to taxable years of the Fund beginning before January 1, 2010 (sunset date), a short-term capital gain dividend designated by the Fund and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of US real property interests (see the discussion below) are not subject to US withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends — The Fund does not intend to account for or designate interest-related dividends for the benefit of non-US investors. As a result, non-US investors may be subject to more US withholding tax than would otherwise be the case. In addition, the exemption from withholding for interest-related dividends paid by the Fund is effective for dividends paid with respect to taxable years of the Fund that begin before January 1, 2010 (sunset date), unless such exemptions are extended or made permanent.

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Further limitations on tax reporting for short-term capital gain dividends for non-US investors — It may not be practical in every case for the Fund to designate, and the Fund reserves the right in these cases to not designate, small amounts of short-term capital gain dividends. Additionally, the Fund’s designation of short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income — Ordinary dividends paid by the Fund to non-US investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to US withholding tax. If you hold your Fund shares in connection with a US trade or business, your income and gains will be considered effectively connected income and taxed in the US on a net basis, in which case you may be required to file a nonresident US income tax return.

Investment in US real property — The Fund and an Underlying Fund may invest in equity securities of corporations that invest in US real property, including US Real Estate Investment Trusts (US-REIT). The sale of a US real property interest (USRPI) by a US-REIT in which the Fund or Underlying Fund invests may trigger special tax consequences to the Fund’s non-US shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-US persons subject to US tax on disposition of a USRPI as if he or she were a US person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC), such as the Fund, from a US-REIT (other than one that is domestically controlled) as follows:

  The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-US person which is attributable directly or indirectly to a distribution from a US-REIT if, in general, more

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  than 50% of the RIC’s assets consists of interests in US-REITs and US real property holding corporations, and

  You are a non-US shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.

  If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to US withholding tax at a rate of 35%, and requiring that you file a nonresident US income tax return.

  In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends with respect to the Fund’s taxable years beginning before January 1, 2010 (sunset date), except that after such sunset date, Fund distributions from a US- REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly in US real property interests, the fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

US estate tax — An individual who, at the time of death, is a non-US shareholder will nevertheless be subject to US federal estate tax with respect to Fund shares at the graduated rates applicable to US citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a US estate tax return to claim the exemption in order to obtain a US federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the US federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to US situs assets with a value of $60,000). For estates with US situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s US situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of shares of the Fund by a non-US shareholder who is a nonresident alien individual will not be subject to US federal gift tax.

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US tax certification rules — Special US tax certification requirements apply to non-US Shareholders both to avoid US back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-US shareholder must provide a Form W-8 BEN (or other Form W-8 if applicable) to establish that you are not a US person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a US taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-US shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-US shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Effect of future legislation; local tax considerations. The foregoing general discussion of US federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for US federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-US shareholders may be subject to US tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

This discussion of “Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.
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Other information

Voting rights. Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all of the Trustees of the Trust. The shares of the Fund will be voted together. The shares of each series of the Trust (such as the Fund) will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

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The Trust does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

Legal counsel. Stradley, Ronon, Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103-7098, is legal counsel to the Trust and the Independent Trustees. Ropes & Gray LLP, One International Place, Boston, MA 02110-2624, serves as special tax counsel to the Trust.

Independent registered public accounting firm. Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as the independent registered public accounting firm for the Trust.
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Financial statements

The Fund’s Annual and Semiannual Reports to Shareholders for the periods ended December 31, 2008 and June 30, 2008, respectively, are separate documents supplied with this SAI, and the financial statements, accompanying notes and report of the independent registered public accounting firm (with respect to the Annual Report to Shareholders only) appearing therein are incorporated herein by reference.

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Appendix Ratings information Corporate debt ratings

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Moody’s Investors Service, Inc. (“Moody’s”) describes classifications of corporate bonds as follows:

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
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Aa. Bonds which are rated Aa are judged to be of high-quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s also supplies numerical indicators, 1, 2 and 3 to rating categories. The modifier 1 indicates the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking toward the lower end of the category.

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Standard & Poor’s Ratings Group (“S&P”) describes classifications of corporate bonds as follows:

AAA. This is the highest rating assigned by Standard & Poor’s Ratings Group to a debt obligation and indicates an extremely strong capacity to pay principal and interest.
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AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and in the majority of instances they differ from the AAA issues only in small degree.

A.	Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lend to inadequate capacity to meet timely interest and principal payments.

B. Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC. Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal.

CC. The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C. The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, or is expected to default upon maturity or payment date.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Ratings Service describes international long-term credit ratings as follows:

Investment grade
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AAA. Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA. Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A. High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB. Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative grade

BB. Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B. Highly speculative.

  For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
  For individual obligations, ‘B’ ratings may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).
  </r>

CCC

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<r>

  For issuers and performing obligations, ‘CCC’ ratings indicate that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
  For individual obligations, ‘CCC’ ratings may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), ‘R3’ (good) or ‘R4’ (average).

CC

  For issuers and performing obligations, ‘CC’ ratings indicate that default of some kind appears probable.
  For individual obligations, ‘CC’ ratings may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

  For issuers and performing obligations, ‘C’ ratings indicate that default is imminent.
  For individual obligations, ‘C’ ratings may indicate distressed or defaulted obligations with potential for below- average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).
  </r>

RD. Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D. Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

  failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
  the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or
  the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
  <r>

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/-modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

85

</r>

<r>
Description of Moody’s Ratings of short-term obligations

There are three categories for short-term obligations that define an investment grade situation. These are designated Moody’s Investment Grade as MIG 1 (best quality) through MIG-3. Short-term obligations of speculative quality are designated SG.
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In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of a VRDO is designated as VMIG. When either the long- or short-term aspect or a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

<r>

MIG ratings terminate at the retirement of the obligation, while a VMIG rating expiration will be a function of each issue’s specific structural or credit features.
</r>

MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes high quality. Margins or protection are ample although not so large as in the preceding group.

MIG-3/VMIG-3. This designation denotes favorable quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG. This designation denotes speculative quality. Debt Instruments in this category lack margins of protection.

Description of short-term debt commercial paper ratings
<r>

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
</r>

Prime-1. Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics: Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3. Issuers (or supporting institutions) assigned this rating have an acceptable capacity for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime. Issuers assigned this rating do not fall within any of the Prime rating categories.

Commercial paper rated by S&P have the following characteristics:
<r>

A-1. A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
</r>

A-3. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

<r>

B. A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
</r>

C. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

87

You should rely only on the information contained or referred to in the Prospectus and this Statement of Additional Information. The fund and its principal underwriter have not authorized anyone to provide you with information that is different. The Prospectus and this Statement of Additional Information are not an offer to sell shares of the fund in any jurisdiction where the fund or its principal underwriter may not lawfully sell those shares.

(c)2009 UBS Global Asset Management (Americas) Inc. All rights reserved.
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Item No. [____]
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88

SMA RELATIONSHIP TRUST
PART C
OTHER INFORMATION

ITEM 23.   EXHIBITS

(a)	Articles of Incorporation.

(1) Registrant’s Agreement and Declaration of Trust, effective December 3, 2002, is incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A as filed with the U.S. Securities and Exchange Commission (“SEC”) via EDGAR on April 1, 2003.

(2) Registrant’s Certificate of Trust, as filed with the State of Delaware on December 3, 2002, is incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

(b)	By-Laws.

(1) Registrant’s By-laws, as approved by the Board of Trustees on December 3, 2002, are incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

(c)	Instruments Defining Rights of Security Holders.

See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Agreement and Declaration of Trust, as incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

See also, Article II, “Meetings of Shareholders,” and Article VII, “General Matters,” of the Registrant’s By-laws, as incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

(d)	Investment Advisory Contracts.

(1) Investment Advisory Agreement between the Registrant and UBS Global Asset Management (US) Inc., on behalf of Series M, dated October 8, 2003, is incorporated herein by reference to the

Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

	(2)	Investment Advisory Agreement between the Registrant and UBS Global Asset Management (US) Inc., on behalf of Series T, dated October 8, 2003, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

	(3)	Form of Transfer of Investment Advisory Agreement between the Registrant and UBS Global Asset Management (US) Inc., and UBS Global Asset Management (Americas) Inc, on behalf of Series M and Series T is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 28, 2006.

	(4)	Form of Investment Advisory Agreement between the Registrant and UBS Global Asset Management (Americas) Inc., on behalf of Series A, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 17, 2008.

(e)	Underwriting Contracts.

	(1)	Principal Underwriting Contract between the Registrant and UBS Global Asset Management (US) Inc., dated October 8, 2003, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)	Custodian Agreements.

	(1)	Form of Multiple Services Agreement among the Registrant, UBS Global Asset Management (US) Inc. and JPMorgan Chase Bank is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

(h)	Other Material Contracts.

	(1)	Administration Contract between the Registrant and UBS Global Asset Management (US) Inc., dated October 8, 2003, is incorporated herein by reference to the Registrant’s Registration

Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

(a)	Form of Administration Contract between the Registrant and UBS Global Asset Management (Americas) Inc. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 28, 2006.

(b)	Exhibit A to Administration Contract between the Registrant and UBS Global Asset Management (Americas) Inc. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 17, 2008.

(2)	(a)	Form of Transfer Agency and Related Services Agreement
among the Registrant, UBS Global Asset Management
(US) Inc. and PFPC Inc. is incorporated herein by reference
to the Registrant’s Registration Statement on Form N-1A as
filed with the SEC via EDGAR on October 8, 2003.

(i) Form of Amendment to Transfer Agency and
Related Services Agreement among the Registrant,
UBS Global Asset Management (Americas) Inc.
and PFPC Inc. is incorporated herein by reference
to the Registrant’s Registration Statement on Form
N-1A as filed with the SEC via EDGAR on April
28, 2006.

	(b)	Form of Transfer Agency – Related Services Delegation
Agreement between UBS Global Asset Management (US)
Inc. and PFPC Inc. is incorporated herein by reference to
the Registrant’s Registration Statement on Form N-1A as
filed with the SEC via EDGAR on October 8, 2003.

(3)	Expense Agreement between the Registrant and UBS Global Asset Management (US) Inc., dated October 8, 2003, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

	(a)	Form of Expense Agreement between the Registrant and UBS Global Asset Management (Americas) Inc. on behalf of Series A, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on June 16, 2006.

(i) Legal Opinion.

	(1)	Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 17, 2008.

(j)	Other Opinions.

	(1)	Consent of Ernst & Young LLP, Independent Auditors for the Registrant, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 30, 2007.

	(2)	Consent of Ropes & Gray LLP, special tax counsel to the Registrant, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

	(3)	(a) Powers of Attorney appointing Mark F. Kemper, Keith A. Weller, Joseph J. Allessie, Mary Capasso, Michael Calhoun, Stephen Fleischer, Eric Sanders, Tammie Lee, Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell attorneys-in-fact and agents to Frank K. Reilly, Walter E. Auch, Edward M. Roob, Adela Cepeda, J. Mikesell Thomas and W. Douglas Beck are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 28, 2006.

(b) Powers of Attorney appointing Mark F. Kemper, Keith A. Weller, Joseph J. Allessie, Mary Capasso, Michael Calhoun, Stephen Fleischer, Eric Sanders, Tammie Lee, Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell attorneys-in-fact and agents to Thomas Disbrow and Kai Sotorp are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 27, 2006.

(k)	Omitted Financial Statements.

Not Applicable.

(l)	Initial Capital Agreements.

(1) Letter of Understanding Relating to Initial Capital, dated August 29, 2003, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

(m)    Rule 12b-1 Plan.

         Not Applicable.

(n)    Rule 18f-3 Plan.

        Not Applicable.

(p)    Code of Ethics.

(1) Joint Code of Ethics of Registrant, the investment adviser, the sub- adviser and the principal underwriter of the Registrant, is incorporated herein by reference to  the Registrant’s Registration  Statement on Form N-1A as filed with the SEC via EDGAR on April 30, 2007.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH  THE REGISTRANT

None.

ITEM 25.  INDEMNIFICATION

    Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

     Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

     Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Declaration of Trust dated December 3, 2002, as follows:

Article VII

Limitation of Liability and Indemnification of Agent

Section 1.

Limitation of Liability

     (a) For the purpose of this Article, “Agent” means any Person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; “Proceeding” means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and “Expenses” include, without limitation, attorneys’ fees and any expenses of establishing a right to indemnification under this Article.

     (b) An Agent shall be liable to the Trust and to any Shareholder solely for such Agent’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Agent (such conduct referred to herein as “Disqualifying Conduct”), and for nothing else (including errors of judgment or mistakes of fact or law).

     (c) Subject to subsection (b) of this Section 1 and to the fullest extent that limitations on the liability of Agents are permitted by the DSTA, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any Investment Adviser or Principal Underwriter of the Trust.

     (d) No Agent, when acting in its respective capacity as such, shall be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in subsections (b) and (c) of this Section 1, for any act, omission or obligation of the Trust or any Trustee thereof. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustee(s) shall not be personally liable thereon.

     (e) The officers and Trustees may obtain the advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, the By-Laws, applicable law and their respective duties as officers or Trustees. No such officer or Trustee shall be liable for any act or omission in accordance with such advice and no inference concerning liability shall arise from a failure to follow such advice. The officers and Trustees shall not be required to give any bond hereunder, nor any surety if a bond is required by applicable law.

     (f) The limitation on liability contained in this Article applies to events occurring at the time a Person serves as an Agent, whether or not such Person is an Agent at the time of any Proceeding in which liability is asserted.

     (g) No amendment or repeal of this Article shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

Section 2. Indemnification

     (i)(a) Indemnification by Trust. The Trust shall indemnify, out of Trust Property, to the fullest extent permitted under applicable law, any Person who was or is a party or is threatened to be made a party to any Proceeding by reason of the fact that such Person is or was an Agent of the Trust, against Expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such Person acted in good faith, or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the Person did not act in good faith or that the Person had reasonable cause to believe that the Person’s conduct was unlawful.

     (ii)(b) Exclusion of Indemnification. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of the Agent’s Disqualifying Conduct. In respect of any claim, issue or matter as to which that Person shall have been adjudged to be liable in the performance of that Person’s duty to the Trust or the Shareholders, indemnification shall be made only to the extent that the court in which that action was brought shall determine, upon application or otherwise, that in view of all the circumstances of the case, that Person was not liable by reason of that Person’s Disqualifying Conduct.

     (iii)(c) Required Approval. Any indemnification under this Article shall be made by the Trust if authorized in the specific case on a determination that indemnification of the Agent is proper in the circumstances by a majority vote of Trustees, even though such number of Trustees shall be less than a quorum, who are not parties to the Proceeding and have no economic or other interest in connection with such specific case; a committee of such Trustees designated by majority vote of such Trustees even though such number of Trustees shall be less than a quorum; or by independent legal counsel in a written opinion.

     (iv)(d) Advancement of Expenses. Expenses incurred by an Agent in defending any Proceeding may be advanced by the Trust before the final disposition of the Proceeding on receipt of an undertaking by or on behalf of the Agent to repay the amount of the advance if it shall be determined ultimately that the Agent is not entitled to be indemnified as authorized in this Article.

     (v)(e) Other Contractual Rights. Nothing contained in this Article shall affect any right to indemnification to which Persons other than Trustees and officers of the Trust or any subsidiary thereof may be entitled by contract or otherwise.

     (vi)(f) Fiduciaries of Employee Benefit Plan. This Article does not apply to any Proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in that Person’s capacity as such, even though that Person may also be an Agent of the Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a trustee, investment manager, or other fiduciary may be entitled by contract or otherwise, which shall be enforceable to the extent permitted by applicable law other than this Article.

Section 3. Insurance

     To the fullest extent permitted by applicable law, the Board of Trustees shall have the authority to purchase, with Trust Property, insurance for liability and for all Expenses reasonably incurred or paid or expected to be paid by an Agent in connection with any Proceeding in which such Agent becomes involved by virtue of such Agent’s actions, or omissions to act, in its capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Agent against such liability.

Section 4. Derivative Actions

     Subject to the requirements set forth in Section 3816 of the DSTA, a Shareholder or Shareholders may bring a derivative action on behalf of the Trust only if the Shareholder(s) first make a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused. A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material personal financial interest in an action or otherwise be disqualified from ruling on a Shareholder demand by virtue of the fact that such Trustee receives remuneration from his service on the Board of Trustees or on the boards of one or more investment companies with the same or an affiliated investment adviser or principal underwriter.

     Indemnification with regard to the investment adviser, the principal underwriter and the administrator of the Registrant against certain stated liabilities, and additional indemnification of the Trustees and officers of the Registrant are provided for in the following documents:

     (a) Investment Advisory Agreements between the Registrant, on behalf of Series M and T, and UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”), as provided for in Section 6 of each Agreement, as follows:

     1. Liability of Advisor. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard by the Advisor of its obligations and duties hereunder, the Advisor shall not be subject to any liability whatsoever to the Series, or to any shareholder of the Series, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services hereunder including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of the Series.

     (b) Principal Underwriting Contract between the Registrant and UBS Global AM (US), as provided for in Sections 8 and 14, as follows:

2.	Indemnification.

(a) The Trust agrees to indemnify, defend and hold UBS Global AM (US), its officers and directors, and any person who controls UBS Global AM (US)

within the meaning of Section 15 of the [Securities Act of 1933, as amended (“1933 Act”)], free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which UBS Global AM (US), its officers, directors or any such controlling person may incur under the 1933 Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated in the Registration Statement or necessary to make the statements therein not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance upon and in conformity with information furnished in writing by UBS Global AM (US) to the Trust for use in the Registration Statement; provided, however, that this indemnity agreement shall not inure to the benefit of any person who is also an officer or Board member of the Trust or who controls the Trust within the meaning of Section 15 of the 1933 Act, unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act; and further provided, that in no event shall anything contained herein be so construed as to protect UBS Global AM (US) against any liability to the Trust or to the shareholders of any Fund to which UBS Global AM (US) would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations under this Contract. The Trust shall not be liable to UBS Global AM (US) under this indemnity agreement with respect to any claim made against UBS Global AM (US) or any person indemnified unless UBS Global AM (US) or other such person shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon UBS Global AM (US) or such other person (or after UBS Global AM (US) or the person shall have received notice of service on any designated agent). However, failure to notify the Trust of any claim shall not relieve the Trust from any liability which it may have to UBS Global AM (US) or any person against whom such action is brought otherwise than on account of this indemnity agreement. The Trust shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any claims subject to this indemnity agreement. If the Trust elects to assume the defense of any such claim, the defense shall be conducted by counsel chosen by the Trust and satisfactory to indemnified defendants in the suit whose approval shall not be unreasonably withheld. In the event that the Trust elects to assume the defense of any suit and retain counsel, the indemnified defendants shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of a suit, it will reimburse the indemnified defendants for the reasonable fees and expenses of any counsel retained by the indemnified defendants. The Trust agrees to notify UBS Global AM (US) promptly of the commencement of any litigation or proceedings against it or any of its officers or Board members in connection with the issuance or sale of any of its Shares.

     (b) UBS Global AM (US) agrees to indemnify, defend, and hold the Trust, its officers and Board members and any person who controls the Trust within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending against such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Trust, its Board members or officers, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in information furnished by UBS Global AM (US) to the Trust for use in the Registration Statement, arising out of or based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement necessary to make such information not misleading, or arising out of any agreement between UBS Global AM (US) and any retail dealer, or arising out of any supplemental sales literature or advertising used by UBS Global AM (US) in connection with its duties under this Contract. UBS Global AM (US) shall be entitled to participate, at its own expense, in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if UBS Global AM (US) elects to assume the defense, the defense shall be conducted by counsel chosen by UBS Global AM (US) and satisfactory to the indemnified defendants whose approval shall not be unreasonably withheld. In the event that UBS Global AM (US) elects to assume the defense of any suit and retain counsel, the defendants in the suit shall bear the fees and expenses of any additional counsel retained by them. If UBS Global AM (US) does not elect to assume the defense of any suit, it will reimburse the indemnified defendants in the suit for the reasonable fees and expenses of any counsel retained by them.

     3. Limitation of Liability of the Board Members and Shareholders of the Trust. The Board members and the shareholders of the Trust shall not be liable for any obligations of the Trust or any Fund under this Contract, and UBS Global AM (US) agrees that, in asserting any rights or claims under this Contract, it shall look only to the assets and property of the Trust or the particular Fund in settlement of such rights or claims, and not to such Board members or shareholders.

             (c) Administration Contract between the Registrant and UBS Global AM (US), as provided for in Sections 8 and 9, as follows:

     4. Limitation of Liability of UBS Global AM (US). UBS Global AM (US) shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders, in connection with the matters to which this Contract relates, except to the extent that such a loss results from negligence, willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Contract. Any person, even though also an officer, director, employee, or agent of UBS Global AM (US), who may be or become an officer, Trustee, employee or agent of the Trust shall be deemed, when rendering services to any Fund or the Trust or acting with respect to any business of such Fund or the Trust, to be rendering such services to or acting solely for the Fund or the Trust and not as an officer, director, employee, or agent or one under the control or direction of UBS Global AM (US) even though paid by it.

     5. Limitation of Liability of the Trustees and Shareholders of the Trust. No Trustee, shareholder, officer, employee or agent of any Fund shall be liable for any obligations of any Fund or the Trust under this Contract, and UBS Global AM (US) agrees that, in asserting any rights or claims under this Contract, it shall look only to the assets and property of the Trust in settlement of such right or claim, and not to any Trustee, shareholder, officer, employee or agent. Moreover, this Contract shall be deemed to create a separate agreement with the Trust acting on behalf of its respective series listed on Exhibit A hereto, as though the Trust had separately executed an identical agreement for all of its respective series. For each reference in this Agreement to Trust shall be deemed a reference solely to the particular series to which the provision relates. In no circumstances shall the rights, obligations or remedies with respect to a particular series constitute a right, obligation or remedy applicable to any other series.

     (d) Multiple Services Agreement between the Registrant, UBS Global AM (US) and JPMorgan Chase Bank, as provided for in Sections III.1(a)(iii) and (iv) and III.3, as follows:

Section 5. General Provisions

1. Standard of Care; Liabilities – Section I.

     (a)(iii) The Customer and Series shall be indemnified by, and without liability to, the Bank for any action taken or omitted by the Bank within the scope of this Agreement as a result of the Bank’s negligence or willful misconduct.

     (iv) The Bank and its nominees shall be indemnified by, and without liability to, the Customer, the Series, or the Shareholders for any action taken or omitted by the Bank whether pursuant to or in reliance upon Instructions for any losses arising out of the Bank’s performance hereunder, arising out of its nominees acting as a nominee or holder of record of the Securities, or for any action or omission otherwise within the scope of this Agreement if such act or omission was in good faith, without negligence. In performing its obligations under this Agreement, the Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

2. Indemnification.

      (a) In connection with any indemnification required under this Section III., the party seeking indemnification (“Indemnified Party”) shall give written notice within a reasonable period of time to the other party (“Indemnifying Party”) of a written assertion or claim of any threatened or pending legal proceeding which may be subject to this indemnification. The failure to so notify the Indemnifying Party of such written assertion or claim shall not, however, operate in any manner whatsoever to relieve the Indemnifying Party of any liability arising from this Section III. or otherwise, except to the extent failure to give notice prejudices the Indemnifying Party.

     (b) For any legal proceeding giving rise to indemnification under this Agreement, the Indemnifying Party shall be entitled to defend or prosecute any claim in the name of the Indemnified Party at its own expense and through counsel of its own choosing if it gives written notice to the Indemnified Party within fifteen (15) business days of receiving notice of such claim. Notwithstanding the foregoing, the Indemnified Party may participate in the litigation at its own expense through counsel of its own choosing. If the Indemnifying Party chooses to defend or prosecute such claim, then the parties shall cooperate in the defense or prosecution thereof and shall furnish records and other information as are reasonably necessary.

     (c) The provisions of this Sub-section 3 shall survive the termination of this Agreement.

     (d) Transfer Agency and Related Services Agreement between the Registrant, UBS Global AM (US) and PFPC Inc. (“PFPC”), as provided for in the Sections 12 and 13, as follows:

3. Indemnification.

         (a) The Fund agrees to indemnify and hold harmless PFPC and itsaffiliates from all taxes, charges, expenses, assessments, penalties, claims and liabilities (including, without limitation, liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from (i) any action or omission to act which PFPC takes (a) at the request or on the direction of or in reliance on the advice of the Fund or (b) upon Oral Instructions or Written Instructions or (ii) the acceptance, processing and/or negotiation of checks or other methods utilized for the purchase of Shares. Neither PFPC, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) arising out of PFPC's or its affiliates' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement. The Fund’s liability to PFPC for PFPC’s acceptance, processing and/or negotiation of checks or other methods utilized for the purchase of Shares shall be limited to the extent of the Fund’s policy(ies) of insurance that provide for coverage of such liability, and the Fund’s insurance coverage shall take precedence over any obligations or liability incurred under this Agreement.

     (b) PFPC agrees to indemnify and hold harmless the Fund from all taxes, charges, expenses, assessments, penalties, claims and liabilities arising from PFPC’s obligations pursuant to this Agreement (including, without limitation, liabilities arising under the Securities Laws, and any state and foreign securities and blue sky laws, and amendments thereto) and expenses, including (without limitation) reasonable attorneys’ fees and disbursements arising directly or indirectly out of PFPC’s or its nominee’s own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

     (c) In order that the indemnification provisions contained in this Paragraph 12 shall apply, upon the assertion of a claim for which either party may be required to indemnify the other, the party seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party’s prior written consent.

     (d) The members of the Board of the Fund, its officers and Shareholders, or of any Portfolio thereof, shall not be liable for any obligations of the Fund, or any such Portfolio, under this Agreement, and PFPC agrees that in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Fund or the particular Portfolio in settlement of such rights or claims and not to such members of the Board, its officers or Shareholders. PFPC further agrees that it will look only to the assets and property of a particular Portfolio of the Fund, should the Fund have established separate series, in asserting any rights or claims under this Agreement with respect to services rendered with respect to that Portfolio and will not seek to obtain settlement of such rights or claims from the assets of any other Portfolio of the Fund.

     4. Insurance. PFPC shall maintain insurance of the types and in the amounts deemed by it to be appropriate. To the extent that policies of insurance may provide for coverage of claims for liability or indemnity by the parties set forth in this Agreement, the contracts of insurance shall take precedence, and no provision of this Agreement shall be construed to relieve an insurer of any obligation to pay claims to the Fund, PFPC or other insured party which would otherwise be a covered claim in the absence of any provision of this Agreement.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

     UBS Global Asset Management (Americas) Inc. (“UBS Global AM (Americas)”), a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM (Americas) is primarily engaged in providing investment management and administration services. Additional information regarding UBS Global AM (Americas) and information concerning the officers and directors of UBS Global AM (Americas) is included in its Form ADV, as filed with the SEC (registration number 801-34910) and is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

(a)	UBS Global AM (US) serves as principal underwriter for the following investment companies:

UBS Cashfund Inc., UBS Index Trust, UBS Investment Trust, UBS Money Series, UBS Managed Municipal Trust,

UBS Master Series, Inc., Master Trust UBS Municipal Money Market Series, UBS RMA Money Fund, Inc., UBS RMA Tax-Free Fund, Inc., UBS Series Trust, UBS PACE Select Advisors Trust The UBS Funds

(b)	UBS Global AM (US) is the Registrant’s principal underwriter. The information set forth below is furnished for those directors and officers of UBS Global AM (US) who also serve as directors or officers of the Registrant.

	Positions and Offices	Positions and Offices
Name and Business Address*	with Underwriter	with the Registrant

Kai Sotorp**	Head - Americas for	President
UBS Global Asset
Management, a member
of the UBS Group
Managing Board and a
member of the UBS
Global Asset
Management Executive
Committee

Joseph J. Allessie*	Executive Director and	Vice President and
	Deputy General Counsel	Assistant Secretary
of UBS Global AM

Andrew Shoup*	Managing Director and	Vice President and
	Global Head of the Fund	Chief Operating
	Treasury Administration	Officer
Department

Thomas Disbrow*	Executive Director and	Vice President and
	Head of US Mutual Fund	Treasurer
Treasury Administration
Department of UBS
Global AM

Mark F. Kemper**	Managing Director,	Vice President and
	General Counsel and	Secretary
Secretary of UBS Global
AM

	Positions and Offices	Positions and Offices

Name and Business Address*	with Underwriter	with the Registrant

Joanne Kilkeary*	Associate Director and	Vice President and
	Senior Manager of US	Assistant Treasurer
Mutual Fund Treasury
Administration
Department of UBS
Global AM

Michael Flook *	Associate Director and	Vice President and
	Senior Manager of US	Assistant Treasurer
Mutual Fund Treasury
Administration
Department of UBS
Global AM

Joseph McGill*	Managing Director and	Vice President and
	Chief Compliance	Chief Compliance
	Officer of UBS Global	Officer
AM

Eric Sanders*	Director and Associate	Vice President and
	General Counsel of UBS	Assistant Secretary
Global AM

Tammie Lee*	Director and Associate	Vice President and
	General Counsel of UBS	Assistant Secretary
Global AM

Keith A. Weller*	Executive Director and	Vice President and
	Senior Associate General	Assistant Secretary
Counsel of UBS Global
AM

Nancy Osborn*	Associate Director and	Vice President and
	Senior Manager of US	Assistant Treasurer
Mutual Fund Treasury
Administration
Department of UBS
Global AM

		Positions and Offices	Positions and Offices

	Name and Business Address*	with Underwriter	with the Registrant

	Steven LeMire*	Director and Senior	Vice President and
		Manager of US Mutual	Assistant Treasurer
Fund Treasury
Administration
Department of UBS
Global AM
(c)	Not Applicable.

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder, are maintained in the physical possession of the Registrant’s investment adviser and administrator, UBS Global Asset Management (Americas) Inc., at its New York office located at 51 West 52nd Street, New York, New York 10019-6114, the Registrant’s custodian, JPMorgan Chase Bank, at 270 Park Avenue, New York, New York, 10017, and the Registrant’s transfer agent, PFPC Inc., at 760 Moore Road, King of Prussia, Pennsylvania 19406.

ITEM 29. MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, (the “1933 Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 27th day of February 2009.

SMA RELATIONSHIP TRUST By: /s/Kai Sotorp Kai Sotorp* President and Principal Executive Officer

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Kai Sotorp	President and Principal	February 27, 2009
Kai Sotorp*	Executive Officer

/s/ Frank K. Reilly	Chairman and	February 27, 2009
Frank K. Reilly*	Trustee

/s/ Thomas Disbrow	Principal Accounting	February 27, 2009
Thomas Disbrow*	Officer and Treasurer

/s/ Walter E. Auch	Trustee	February 27, 2009
Walter E. Auch*

/s/ Edward M. Roob	Trustee	February 27, 2009
Edward M. Roob*

/s/ Adela Cepeda	Trustee	February 27, 2009
Adela Cepeda*

/s/ J. Mikesell Thomas	Trustee	February 27, 2009
J. Mikesell Thomas*

Trustee
Abbie J. Smith

Trustee
John J. Murphy

* By: /s/Joseph J. Allessie
         Joseph J. Allessie, Attorney-in-Fact

(Pursuant to Powers of Attorney, incorporated herein by reference)

EXHIBITS INDEX

EXHIBITS EXHIBIT NO.

                   None